UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-3785

Fidelity Advisor Series I
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	October 31

Date of reporting period:	July 31, 2008

Item 1. Schedule of Investments

Quarterly Holdings Report
for
Fidelity® Advisor Floating Rate
High Income Fund
Class A
Class T
Class B
Class C
Institutional Class

July 31, 2008

1.819945.103

AFR-QTLY-0908

Investments July 31, 2008 (Unaudited)

Showing Percentage of Net Assets

Floating Rate Loans (e) - 85.0%
	Principal Amount (000s)	Value (000s)
Aerospace - 1.6%
BE Aerospace, Inc. Tranche B, term loan 5.79% 7/28/14 (d)	$ 4,000	$ 4,010
Hexcel Corp. term loan 5.1875% 4/1/12 (d)	2,000	1,995
Mid-Western Aircraft Systems, Inc. Tranche B, term loan 4.5381% 9/30/13 (d)	14,767	14,251
TransDigm, Inc. term loan 4.8013% 6/23/13 (d)	17,340	16,820
Wesco Aircraft Hardware Corp. Tranche 1LN, term loan 5.06% 9/29/13 (d)	7,576	7,235
		44,311
Automotive - 1.9%
Navistar International Corp.:
term loan 6.1914% 1/19/12 (d)	9,533	8,747
Credit-Linked Deposit 6.0463% 1/19/12 (d)	3,467	3,181
Oshkosh Co. Tranche B, term loan 4.4144% 12/6/13 (d)	8,539	7,771
Tenneco, Inc. Credit-Linked Deposit 3.9613% 3/16/14 (d)	6,000	5,400
The Goodyear Tire & Rubber Co. Tranche 2LN, term loan 4.54% 4/30/14 (d)	25,000	22,875
TRW Automotive Holdings Corp. Tranche B1, term loan 4.2185% 2/9/14 (d)	2,960	2,864
Visteon Corp. term loan 5.46% 6/13/13 (d)	2,000	1,480
		52,318
Broadcasting - 2.9%
Citadel Broadcasting Corp. Tranche B, term loan 4.2748% 6/12/14 (d)	9,000	7,245
Entravision Communication Corp. term loan 4.29% 3/29/13 (d)	3,661	3,368
FoxCo Acquisition LLC Tranche B, term loan 7.25% 7/14/15 (d)	2,000	1,960
Nexstar Broadcasting, Inc. Tranche B, term loan 4.485% 10/1/12 (d)	17,628	15,954
Paxson Communications Corp. term loan 6.0406% 1/15/12 (d)	5,000	4,013
Raycom Media, Inc. Tranche B, term loan 4% 6/25/14 (d)	6,430	5,787
Univision Communications, Inc. Tranche 1LN, term loan 5.1242% 9/29/14 (d)	39,000	31,980
VNU, Inc. term loan 4.7344% 8/9/13 (d)	8,495	7,911
		78,218
Floating Rate Loans (e) - continued
	Principal Amount (000s)	Value (000s)
Cable TV - 8.9%
Charter Communications Operating LLC:
term loan 8.5% 3/6/14 (d)	$ 7,000	$ 6,930
Tranche B 1LN, term loan 4.7997% 3/6/14 (d)	67,660	59,710
CSC Holdings, Inc. Tranche B, term loan 4.2063% 3/31/13 (d)	83,948	79,750
DIRECTV Holdings LLC:
Tranche B, term loan 3.9631% 4/13/13 (d)	33,632	32,791
Tranche C, term loan 5.25% 4/13/13 (d)	4,000	3,990
Discovery Communications, Inc. term loan 4.8006% 5/14/14 (d)	22,859	22,373
Insight Midwest Holdings LLC Tranche B, term loan 4.47% 4/6/14 (d)	6,750	6,480
NTL Cable PLC Tranche B, term loan 4.7994% 1/10/13 (d)	3,572	3,464
San Juan Cable, Inc. Tranche 1, term loan 4.68% 10/31/12 (d)	4,743	4,138
UPC Broadband Holding BV Tranche N1, term loan 4.2206% 12/31/14 (d)	23,008	21,570
		241,196
Capital Goods - 4.0%
Amsted Industries, Inc.:
term loan 4.7875% 4/5/13 (d)	4,727	4,573
Tranche DD, term loan 4.7454% 4/5/13 (d)	3,069	2,969
Ashtead Group PLC term loan 4.5% 8/31/11 (d)	2,747	2,596
Baldor Electric Co. term loan 4.4892% 1/31/14 (d)	6,240	6,052
Bucyrus International, Inc. Tranche B, term loan 4.1912% 5/4/14 (d)	10,266	9,856
Chart Industries, Inc. Tranche B, term loan 4.4634% 10/17/12 (d)	2,806	2,658
Dresser, Inc. Tranche B 1LN, term loan 4.9657% 5/4/14 (d)	22,319	21,370
EnergySolutions, Inc.:
Credit-Linked Deposit 4.71% 6/7/13 (d)	189	183
term loan 7.0988% 6/7/13 (d)	4,354	4,224
Flowserve Corp. term loan 4.3125% 8/10/12 (d)	30,426	29,437
Hexcel Corp. Tranche B, term loan 4.5044% 3/1/12 (d)	2,390	2,342
Polypore, Inc. Tranche B, term loan 4.72% 7/3/14 (d)	3,960	3,703
Rexnord Corp.:
Tranche B A0, term loan 4.7913% 7/19/13 (d)	2,930	2,754
Tranche B, term loan 5.2863% 7/19/13 (d)	1,989	1,874
Floating Rate Loans (e) - continued
	Principal Amount (000s)	Value (000s)
Capital Goods - continued
Sensus Metering Systems, Inc. Tranche B term loan 4.639% 12/17/10 (d)	$ 1,626	$ 1,520
Terex Corp. term loan 4.5506% 7/14/13 (d)	13,730	13,524
		109,635
Chemicals - 4.9%
Celanese Holding LLC:
Revolving Credit-Linked Deposit 3.9625% 4/2/13 (d)	5,526	5,222
term loan 3.9625% 4/2/14 (d)	37,614	35,357
Cognis GmbH Tranche B, term loan 4.8138% 9/15/13 (d)	1,000	910
Georgia Gulf Corp. term loan 5.0387% 10/3/13 (d)	6,488	6,067
Hercules, Inc. Tranche B, term loan 3.9631% 10/8/10 (d)	5,948	5,710
Huntsman International LLC Tranche B, term loan 4.2125% 4/19/14 (d)	18,527	17,323
INEOS US Finance:
Tranche B, term loan 4.8848% 1/31/13 (d)	3,729	3,174
Tranche C, term loan 5.3848% 1/31/14 (d)	3,729	3,174
Innophos, Inc. Tranche B, term loan 4.7% 8/13/10 (d)	2,550	2,499
Lyondell Chemical Co.:
Tranche A, term loan 5.9625% 12/20/13 (d)	1,976	1,670
Tranche B 3LN, term loan 7% 12/20/14 (d)	1,995	1,666
MacDermid, Inc. Tranche B, term loan 4.8006% 4/12/14 (d)	2,283	2,101
Millennium America/Millennium Inorganic Chemicals Ltd. Tranche 1LN, term loan 5.3006% 5/15/14 (d)	1,960	1,647
Momentive Performance Materials, Inc. Tranche B1, term loan 4.75% 12/4/13 (d)	11,720	10,724
Nalco Co. Tranche B, term loan 4.6323% 11/4/10 (d)	23,152	22,921
Rockwood Specialties Group, Inc. Tranche E, term loan 4.2988% 7/30/12 (d)	13,216	12,687
		132,852
Consumer Products - 0.6%
Jarden Corp. term loan 4.5506% 1/24/12 (d)	4,991	4,767
Jostens IH Corp. Tranche C, term loan 5.1713% 10/4/11 (d)	4,366	4,279
Sealy Mattress Co. Tranche E, term loan 4.303% 8/25/12 (d)	4,877	4,633
Weight Watchers International, Inc. Tranche B, term loan 4.3125% 1/26/14 (d)	1,910	1,777
		15,456
Floating Rate Loans (e) - continued
	Principal Amount (000s)	Value (000s)
Containers - 2.4%
Anchor Glass Container Corp. term loan 7.75% 6/20/14 (d)	$ 2,807	$ 2,751
BWAY Corp. Tranche B, term loan 4.5% 7/17/13 (d)	2,088	1,962
Crown Holdings, Inc.:
term loan B 4.4256% 11/15/12 (d)	15,190	14,734
Tranche B, term loan 4.4256% 11/15/12 (d)	9,599	9,311
Owens-Brockway Glass Container, Inc. Tranche B, term loan 3.9563% 6/14/13 (d)	27,122	26,512
Solo Cup Co. Tranche B1, term loan 6.0449% 2/27/11 (d)	9,713	9,422
		64,692
Diversified Financial Services - 0.5%
AlixPartners LLP Tranche B, term loan 4.79% 10/12/13 (d)	1,461	1,413
Ameritrade Holding Corp. Tranche B, term loan 3.96% 1/23/13 (d)	6,753	6,576
Nuveen Investments, Inc. term loan 5.0462% 11/13/14 (d)	5,985	5,536
Tempus Public Foundation Generation Holdings LLC:
revolver loan 4.8006% 12/15/13 (d)	49	47
Tranche 1LN, term loan 4.8006% 12/15/13 (d)	778	747
4.8006% 12/15/13 (d)	158	151
		14,470
Diversified Media - 0.4%
Lamar Media Corp. Tranche F, term loan 4% 3/31/14 (d)	7,650	7,363
LBI Media, Inc. Tranche B, term loan 3.9625% 3/31/12 (d)	2,248	1,911
Thomson Media, Inc. Tranche B1, term loan 7.81% 11/8/11 (d)	975	902
		10,176
Electric Utilities - 8.2%
AES Corp. term loan 6.05% 8/10/11 (d)	10,071	9,870
Ashmore Energy International:
Revolving Credit-Linked Deposit 5.8006% 3/30/12 (d)	1,471	1,346
term loan 5.8006% 3/30/14 (d)	10,328	9,450
Calpine Corp. Tranche D, term loan 5.685% 3/29/14 (d)	23,340	21,940
Floating Rate Loans (e) - continued
	Principal Amount (000s)	Value (000s)
Electric Utilities - continued
Covanta Energy Corp.:
term loan 4.2445% 2/9/14 (d)	$ 5,952	$ 5,655
4.0831% 2/9/14 (d)	2,967	2,819
Dynegy Holdings, Inc.:
Revolving Credit-Linked Deposit 3.9631% 4/2/13 (d)	15,319	14,170
Tranche B, term loan 3.9631% 4/2/13 (d)	2,661	2,461
Dynegy Holdings, Inc. 3.9631% 4/2/13 (d)	14,000	12,950
Energy Investors Funds term loan 4.2088% 4/11/14 (d)	2,807	2,569
Energy Transfer Equity LP term loan 4.5075% 11/1/12 (d)	4,000	3,880
MACH Gen LLC:
term loan 4.6381% 2/22/14 (d)	1,766	1,687
4.8006% 2/22/13 (d)	186	177
Mirant North America LLC term loan 4.2131% 1/3/13 (d)	16,430	15,937
NRG Energy, Inc.:
term loan 4.1963% 2/1/13 (d)	34,789	32,615
4.3006% 2/1/13 (d)	21,976	20,603
NSG Holdings LLC:
term loan 4.28% 6/15/14 (d)	1,807	1,694
4.28% 6/15/14 (d)	247	232
Reliant Energy, Inc. 4.2206% 6/30/14 (d)	12,150	11,543
Texas Competitive Electric Holdings Co. LLC:
Tranche B1, term loan 6.1704% 10/10/14 (d)	10,967	10,282
Tranche B2, term loan 6.2355% 10/10/14 (d)	23,837	22,407
Tranche B3, term loan 6.2623% 10/10/14 (d)	18,902	17,768
		222,055
Energy - 2.1%
Alon Refining Krotz Springs, Inc. term loan 10.75% 7/3/14 (d)	4,000	3,840
Alon USA, Inc. term loan 4.7713% 8/4/13 (d)	1,892	1,627
Citgo Petroleum Corp. Tranche B, term loan 3.7669% 11/15/12 (d)	11,644	10,829
Coffeyville Resources LLC:
Credit-Linked Deposit 5.9475% 12/28/10 (d)	486	448
Tranche D, term loan 5.4495% 12/28/13 (d)	1,575	1,449
Compagnie Generale de Geophysique SA term loan 4.6481% 1/12/14 (d)	6,872	6,752
MEG Energy Corp.:
term loan 4.8% 4/3/13 (d)	2,444	2,328
Tranche DD, term loan 4.8% 4/3/13 (d)	2,491	2,372
Floating Rate Loans (e) - continued
	Principal Amount (000s)	Value (000s)
Energy - continued
Nebraska Energy, Inc.:
Tranche B 1LN, term loan 5.31% 11/1/13 (d)	$ 4,589	$ 4,359
Tranche B, Credit-Linked Deposit 5.25% 11/1/13 (d)	564	536
Petroleum Geo-Services ASA term loan 4.55% 6/29/15 (d)	934	906
Targa Resources, Inc./Targa Resources Finance Corp.:
Credit-Linked Deposit 4.8006% 10/31/12 (d)	2,505	2,449
term loan 4.6539% 10/31/12 (d)	4,412	4,313
Vulcan/Plains Resources, Inc. term loan 4.1756% 8/12/11 (d)	2,884	2,869
Western Refining, Inc. term loan 7.75% 5/30/14 (d)	13,360	12,057
		57,134
Entertainment/Film - 0.9%
AMC Entertainment, Inc. term loan 4.21% 1/26/13 (d)	2,304	2,177
Cinemark USA, Inc. term loan 4.5327% 10/5/13 (d)	7,761	7,373
MGM Holdings II, Inc. Tranche B, term loan 6.0506% 4/8/12 (d)	8,137	6,184
Regal Cinemas Corp. term loan 4.3006% 10/27/13 (d)	7,001	6,581
Zuffa LLC term loan 4.5% 6/19/15 (d)	3,940	3,290
		25,605
Environmental - 1.5%
Allied Waste Industries, Inc.:
Credit-Linked Deposit 6.1% 3/28/14 (d)	15,342	14,997
term loan 4.2285% 3/28/14 (d)	25,517	24,943
Synagro Technologies, Inc. Tranche 1LN, term loan 4.6906% 3/30/14 (d)	465	391
		40,331
Food and Drug Retail - 1.1%
GNC Corp. term loan 4.9455% 9/16/13 (d)	3,928	3,574
Rite Aid Corp. Tranche ABL, term loan 4.22% 6/4/14 (d)	15,461	13,606
SUPERVALU, Inc. Tranche B, term loan 3.6419% 6/2/12 (d)	13,473	12,732
		29,912
Food/Beverage/Tobacco - 2.3%
Constellation Brands, Inc. Tranche B, term loan 4.1432% 6/5/13 (d)	31,032	30,101
Dean Foods Co. Tranche B, term loan 4.3047% 4/2/14 (d)	16,765	15,801
Del Monte Corp. Tranche B, term loan 4.1231% 2/8/12 (d)	10,566	10,355
Floating Rate Loans (e) - continued
	Principal Amount (000s)	Value (000s)
Food/Beverage/Tobacco - continued
Herbalife International, Inc. term loan 3.89% 7/21/13 (d)	$ 1,701	$ 1,626
Michael Foods, Inc. Tranche B, term loan 4.8673% 11/21/10 (d)	1,809	1,772
Reddy Ice Group, Inc. term loan 4.5381% 8/12/12 (d)	2,000	1,700
		61,355
Gaming - 2.6%
Alliance Gaming Corp. term loan 6.1156% 9/5/09 (d)	6,416	6,384
Ameristar Casinos, Inc. term loan 5.0169% 11/10/12 (d)	5,899	5,574
Choctaw Resort Development Enterprise term loan 4.5506% 11/4/11 (d)	1,845	1,734
Green Valley Ranch Gaming LLC Tranche 1LN, term loan 4.7021% 2/16/14 (d)	1,758	1,371
Greenwood Racing, Inc. term loan 4.72% 11/28/11 (d)	2,955	2,748
Harrah's Entertainment, Inc.:
Tranche B1, term loan 5.8% 1/28/15 (d)	998	883
Tranche B2, term loan 5.8% 1/28/15 (d)	2,993	2,652
Penn National Gaming, Inc. Tranche B, term loan 4.4695% 10/31/12 (d)	16,101	15,416
Seminole Tribe of Florida:
Tranche B1, term loan 4.2472% 3/5/14 (d)	585	566
Tranche B2, term loan 4.1875% 3/5/14 (d)	2,107	2,039
Tranche B3, term loan 4.3125% 3/5/14 (d)	2,004	1,939
Town Sports International LLC term loan 4.25% 2/27/14 (d)	3,940	3,310
Tropicana Entertainment term loan 6.25% 7/3/49 (d)	5,865	4,839
Venetian Macau Ltd. Tranche B, term loan:
5.06% 5/26/12 (d)	3,837	3,703
5.06% 5/26/13 (d)	3,169	3,058
Venetian Macau US Finance, Inc. Tranche B, term loan 5.06% 5/25/13 (d)	6,000	5,790
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp. term loan B 4.365% 8/15/13 (d)	9,180	8,629
		70,635
Healthcare - 12.5%
AMR HoldCo, Inc./EmCare HoldCo, Inc. term loan 4.6934% 2/7/12 (d)	9,889	9,592
Bausch & Lomb, Inc. term loan:
4.1304% 4/26/15 (f)	2,000	1,930
6.0506% 4/26/15 (d)	7,960	7,681
Floating Rate Loans (e) - continued
	Principal Amount (000s)	Value (000s)
Healthcare - continued
Community Health Systems, Inc.:
term loan 4.8544% 7/25/14 (d)	$ 67,340	$ 62,121
Tranche DD, term loan 7/25/14 (f)	3,445	3,178
DaVita, Inc. Tranche B1, term loan 4.0966% 10/5/12 (d)	34,257	32,715
Fresenius Medical Care Holdings, Inc. Tranche B, term loan 4.166% 3/31/12 (d)	19,989	19,439
HCA, Inc. Tranche B, term loan 5.0506% 11/17/13 (d)	96,356	90,812
Health Management Associates, Inc. Tranche B, term loan 4.5506% 2/28/14 (d)	13,897	12,889
HealthSouth Corp. term loan 5.29% 3/10/13 (d)	8,079	7,615
Hologic, Inc. Tranche B, term loan 5.75% 3/31/13 (d)	1,400	1,391
IASIS Healthcare Corp.:
term loan 4.4625% 3/15/14 (d)	5,910	5,526
Tranche DD, term loan 4.4625% 3/15/14 (d)	2,047	1,914
4.4575% 3/15/14 (d)	546	510
Inverness Medical Innovations, Inc. Tranche 1LN, term loan 4.8081% 6/26/14 (d)	12,957	12,276
LifePoint Hospitals, Inc. Tranche B, term loan 4.2744% 4/15/12 (d)	7,298	7,043
Mylan, Inc. Tranche B, term loan 5.9343% 10/2/14 (d)	1,496	1,481
National Renal Institutes, Inc. term loan 5.0506% 3/31/13 (d)	3,224	2,773
Psychiatric Solutions, Inc. term loan 4.2587% 7/1/12 (d)	12,222	11,580
PTS Acquisition Corp. term loan 5.0506% 4/10/14 (d)	10,870	9,484
Renal Advantage, Inc. Tranche B, term loan 5.2796% 9/30/12 (d)	5,248	4,934
Skilled Healthcare Group, Inc. Tranche 1, term loan 4.9982% 6/15/12 (d)	3,880	3,570
Sun Healthcare Group, Inc.:
Tranche B, term loan 4.7265% 4/19/14 (d)	4,254	3,956
Tranche DD, term loan 4.9122% 4/19/14 (d)	597	555
4.8006% 4/19/13 (d)	966	898
Team Health, Inc. term loan 4.698% 11/22/12 (d)	2,159	1,970
U.S. Oncology, Inc. Tranche B, term loan 5.5492% 8/20/11 (d)	4,079	3,957
Vanguard Health Holding Co. I, LLC term loan 5.0506% 9/23/11 (d)	3,673	3,545
VCA Antech, Inc. term loan 4% 5/16/11 (d)	3,950	3,832
Vicar Operating, Inc. term loan 4% 5/16/11 (d)	9,690	9,400
		338,567
Floating Rate Loans (e) - continued
	Principal Amount (000s)	Value (000s)
Homebuilding/Real Estate - 0.6%
CB Richard Ellis Group, Inc. Tranche B, term loan 3.9581% 12/20/13 (d)	$ 2,919	$ 2,686
General Growth Properties, Inc. Tranche A1, term loan 3.62% 2/24/10 (d)	8,803	7,746
LandSource Communities Development LLC Tranche 1LN, revolver loan 2.1262% 5/31/09 (d)	3,000	2,989
LandSource Holding Co. LLC term loan 8.25% 5/31/09 (d)	2,651	1,802
		15,223
Leisure - 0.7%
Six Flags, Inc. Tranche B, term loan 4.8809% 4/30/15 (d)	3,980	3,383
Universal City Development Partners Ltd. term loan 5.688% 6/9/11 (d)	14,741	14,594
		17,977
Metals/Mining - 1.3%
Alpha National Resources LLC/Alpha National Resources Capital Corp. Tranche B, term loan 4.5506% 10/26/12 (d)	13,999	13,754
Compass Minerals Tranche B, term loan 4.6515% 12/22/12 (d)	8,964	8,650
Noranda Aluminium Acquisition Corp. Tranche B, term loan 4.7188% 5/18/14 (d)	3,455	3,239
Novelis Corp. term loan 4.81% 7/6/14 (d)	5,920	5,594
Oxbow Carbon LLC:
Tranche B, term loan 4.787% 5/8/14 (d)	3,545	3,306
Tranche DD, term loan 4.8006% 5/8/14 (d)	317	296
		34,839
Paper - 4.3%
Boise Paper Holdings LLC Tranche B 1LN, term loan 7.5% 2/22/14 (d)	1,995	1,985
Domtar Corp. Tranche B, term loan 3.8381% 3/7/14 (d)	1,916	1,849
Georgia-Pacific Corp.:
term loan 4.4654% 12/29/13 (d)	14,775	13,925
Tranche B1, term loan 4.4487% 12/23/12 (d)	60,247	56,783
Graphic Packaging International, Inc. Tranche C, term loan 5.5499% 5/16/14 (d)	1,990	1,918
Smurfit-Stone Container Enterprises, Inc.:
Credit-Linked Deposit 4.9125% 11/1/10 (d)	8,902	8,546
Tranche B, term loan 4.6371% 11/1/11 (d)	9,038	8,676
Tranche C, term loan 4.6447% 11/1/11 (d)	14,741	14,152
Tranche C1, term loan 4.5% 11/1/11 (d)	3,640	3,494
Floating Rate Loans (e) - continued
	Principal Amount (000s)	Value (000s)
Paper - continued
Verso Paper Holdings LLC Tranche B, term loan 4.5506% 8/1/13 (d)	$ 5,369	$ 5,100
		116,428
Publishing/Printing - 2.0%
Cenveo Corp.:
term loan 4.5513% 6/21/13 (d)	3,497	3,270
Tranche DD, term loan 4.5513% 6/21/13 (d)	135	126
Dex Media East LLC Tranche B, term loan 4.6819% 10/24/14 (d)	11,000	10,010
Idearc, Inc. term loan 4.7868% 11/17/14 (d)	9,579	6,993
MediMedia USA, Inc. Tranche B, term loan 5.7794% 10/5/13 (d)	1,746	1,633
R.H. Donnelley Corp. Tranche D2, term loan 6.75% 6/30/11 (d)	16,377	15,518
R.H. Donnelley Corp. Tranche D1, term loan 6.75% 6/30/11 (d)	7,578	7,181
The Reader's Digest Association, Inc. term loan 4.6056% 3/2/14 (d)	1,503	1,255
Thomson Learning, Inc. term loan 4.96% 7/5/14 (d)	3,905	3,456
Yell Group PLC Tranche B1, term loan 4.4631% 2/10/13 (d)	4,200	3,654
		53,096
Railroad - 0.7%
Kansas City Southern Railway Co.:
Tranche B, term loan 4.3257% 4/28/13 (d)	16,660	15,994
Tranche C, term loan 3.97% 4/28/13 (d)	2,970	2,792
		18,786
Restaurants - 0.5%
Burger King Corp. Tranche B1, term loan 4.3125% 6/30/12 (d)	9,018	8,927
Del Taco Tranche B, term loan 9.5% 3/29/13 (d)	2,903	2,192
OSI Restaurant Partners, Inc.:
Credit-Linked Deposit 5.0263% 6/14/13 (d)	248	208
term loan 5.125% 6/14/14 (d)	3,535	2,969
		14,296
Services - 2.5%
ARAMARK Corp.:
Credit-Linked Deposit 4.6756% 1/26/14 (d)	2,748	2,583
term loan 4.6756% 1/26/14 (d)	43,491	40,881
Brand Energy & Infrastructure Services, Inc. Tranche B 1LN, term loan 5.0625% 2/7/14 (d)	4,721	4,367
Floating Rate Loans (e) - continued
	Principal Amount (000s)	Value (000s)
Services - continued
Bright Horizons Family Solutions, Inc. Tranche B, term loan 7.5% 5/28/15 (d)	$ 2,710	$ 2,656
Coinmach Service Corp. Tranche B, term loan 5.7033% 11/16/14 (d)	3,990	3,671
Iron Mountain, Inc. term loan 4.1563% 4/16/14 (d)	9,900	9,653
RSC Equipment Rental term loan 4.5502% 11/30/12 (d)	1,953	1,855
West Corp. term loan 4.9459% 10/24/13 (d)	994	890
		66,556
Specialty Retailing - 0.2%
Michaels Stores, Inc. term loan 4.8716% 10/31/13 (d)	5,847	4,707
Super Retail - 1.0%
Gold Toe Investment Corp. Tranche 1LN, term loan 5.4% 10/30/13 (d)	4,915	3,957
J. Crew Group, Inc. term loan 4.5% 5/15/13 (d)	3,407	3,202
PETCO Animal Supplies, Inc. term loan 4.9817% 10/26/13 (d)	9,786	9,003
The Pep Boys - Manny, Moe & Jack term loan 4.65% 10/27/13 (d)	1,779	1,659
Toys 'R' US, Inc. term loan 5.4706% 12/9/08 (d)	11,000	10,093
		27,914
Technology - 4.0%
Affiliated Computer Services, Inc.:
term loan 4.46% 3/20/13 (d)	12,996	12,590
Tranche B2, term loan 4.4609% 3/20/13 (d)	8,810	8,535
First Data Corp.:
Tranch B3, term loan 5.5518% 9/24/14 (d)	2,978	2,732
Tranche B2, term loan 5.3938% 9/24/14 (d)	2,116	1,942
Flextronics International Ltd.:
Tranche B-A, term loan 5.041% 10/1/14 (d)	3,855	3,469
Tranche B-A1, term loan 5.0406% 10/1/14 (d)	1,108	997
Tranche B-B, term loan 5.0413% 10/1/12 (d)	4,963	4,566
Freescale Semiconductor, Inc. term loan 4.2206% 12/1/13 (d)	14,541	13,123
Global Tel*Link Corp.:
term loan 6.3006% 2/14/13 (d)	1,479	1,302
6.3006% 2/14/13 (d)	434	382
IPC Systems, Inc. Tranche B1 1LN, term loan 5.0506% 5/31/14 (d)	1,985	1,469
Itron, Inc. term loan 4.49% 4/18/14 (d)	1,509	1,475
Kronos, Inc.:
Tranche 1LN, term loan 5.0506% 6/11/14 (d)	2,919	2,686
Tranche 2LN, term loan 8.5506% 6/11/15 (d)	2,000	1,670
Floating Rate Loans (e) - continued
	Principal Amount (000s)	Value (000s)
Technology - continued
Macrovision Solutions Corp. Tranche B, term loan 7.25% 5/1/13 (d)	$ 3,000	$ 2,985
ON Semiconductor Corp. term loan 4.5506% 9/6/13 (d)	3,667	3,465
Open Text Corp. term loan 4.7131% 10/2/13 (d)	4,523	4,387
Serena Software, Inc. term loan 4.68% 3/10/13 (d)	1,945	1,775
SunGard Data Systems, Inc. term loan 4.5075% 2/28/14 (d)	35,884	33,910
Verifone, Inc. Tranche B, term loan 5.5493% 10/31/13 (d)	4,185	3,997
		107,457
Telecommunications - 7.2%
Alltel Communications, Inc.:
Tranche B1, term loan 5.2081% 5/17/15 (d)	4,987	4,925
Tranche B2, term loan 5.5638% 5/16/15 (d)	19,965	19,715
Tranche B3, term loan 5.2081% 5/16/15 (d)	1,995	1,990
Asurion Corp. Tranche 1LN, term loan 5.7844% 7/3/14 (d)	2,000	1,883
Centennial Cellular Operating Co. LLC term loan 4.7393% 2/9/11 (d)	18,835	18,411
Cincinnati Bell, Inc. Tranche B, term loan 4.3933% 8/31/12 (d)	6,793	6,572
Crown Castle International Corp. Tranche B, term loan 4.3006% 3/6/14 (d)	9,870	9,228
Digicel International Finance Ltd. term loan 5.3125% 3/30/12 (d)	9,000	8,494
Intelsat Ltd. Tranche B, term loan 5.2875% 7/3/13 (d)	29,148	28,128
Leap Wireless International, Inc. Tranche B, term loan 6.3006% 6/16/13 (d)	9,840	9,643
Level 3 Communications, Inc. term loan 4.9433% 3/13/14 (d)	9,000	8,224
NTELOS, Inc. Tranche B1, term loan 5.27% 8/24/11 (d)	3,720	3,636
PanAmSat Corp.:
Tranche B2 A, term loan 5.2875% 1/3/14 (d)	7,837	7,406
Tranche B2 B, term loan 5.2875% 1/3/14 (d)	7,834	7,403
Tranche B2 C, term loan 5.2875% 1/3/14 (d)	7,834	7,403
Qwest Corp. Tranche B, term loan 6.95% 6/30/10 (d)	21,000	20,501
Telesat Holding, Inc. term loan:
5.771% 10/31/14 (d)	919	876
5.8957% 10/31/14 (f)	79	75
Time Warner Telecom, Inc. Tranche B, term loan 4.47% 1/7/13 (d)	2,935	2,814
Floating Rate Loans (e) - continued
	Principal Amount (000s)	Value (000s)
Telecommunications - continued
Wind Telecomunicazioni SpA:
Tranche B, term loan 5.01% 9/21/13 (d)	$ 6,000	$ 5,820
Tranche C, term loan 5.76% 9/21/14 (d)	6,000	5,820
Windstream Corp. Tranche B1, term loan 4.29% 7/17/13 (d)	16,370	15,838
		194,805
Textiles & Apparel - 0.7%
Hanesbrands, Inc. Tranche B 1LN, term loan 4.546% 9/5/13 (d)	10,440	10,036
Levi Strauss & Co. term loan 4.7113% 4/4/14 (d)	3,000	2,498
Warnaco Group, Inc. term loan 4.4701% 1/31/13 (d)	4,120	3,852
William Carter Co. term loan 4.1206% 6/29/12 (d)	1,821	1,735
		18,121
TOTAL FLOATING RATE LOANS (Cost $2,435,752)		2,299,123
Nonconvertible Bonds - 3.8%

Automotive - 0.0%
General Motors Acceptance Corp. 4.8819% 12/1/14 (d)	2,000	1,066
Broadcasting - 0.1%
Radio One, Inc. 8.875% 7/1/11	3,000	2,535
Cable TV - 0.1%
DIRECTV Holdings LLC/DIRECTV Financing, Inc. 8.375% 3/15/13	1,963	2,032
Capital Goods - 0.1%
Esco Corp. 6.6513% 12/15/13 (c)(d)	2,000	1,880
Containers - 0.2%
Berry Plastics Corp. 7.5406% 2/15/15 (d)	6,000	5,580
Electric Utilities - 0.8%
Energy Future Holdings 10.875% 11/1/17 (c)	10,000	10,250
NRG Energy, Inc. 7.375% 2/1/16	9,000	8,708
Reliant Energy, Inc. 6.75% 12/15/14	2,000	2,050
		21,008
Energy - 0.3%
SandRidge Energy, Inc. 6.4163% 4/1/14 (c)(d)	10,000	9,600
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
Gaming - 0.2%
Harrah's Operating Co., Inc. 5.5% 7/1/10	$ 2,000	$ 1,740
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp.:
6.625% 12/1/14	2,195	1,997
6.625% 12/1/14	805	733
		4,470
Healthcare - 0.1%
Elan Finance PLC/Elan Finance Corp. 6.6756% 11/15/11 (d)	2,000	1,870
Metals/Mining - 0.9%
FMG Finance Property Ltd. 6.6819% 9/1/11 (c)(d)	8,000	8,000
Freeport-McMoRan Copper & Gold, Inc. 5.8825% 4/1/15 (d)	16,000	16,120
Noranda Aluminium Acquisition Corp. 6.8275% 5/15/15 pay-in-kind (d)	2,000	1,730
		25,850
Technology - 0.2%
Freescale Semiconductor, Inc. 6.6513% 12/15/14 (d)	3,000	2,348
NXP BV 5.5406% 10/15/13 (d)	3,550	2,769
		5,117
Telecommunications - 0.8%
Centennial Communications Corp. 8.5413% 1/1/13 (d)	2,000	1,990
IPCS, Inc. 4.9978% 5/1/13 (d)	3,000	2,640
Level 3 Financing, Inc. 6.7044% 2/15/15 (d)	3,000	2,445
Qwest Corp. 6.0263% 6/15/13 (d)	2,000	1,865
Rural Cellular Corp.:
5.6819% 6/1/13 (d)	3,000	3,000
8.25% 3/15/12	6,000	6,135
Vimpel Communications 8.375% 4/30/13 (Issued by VIP Finance Ireland Ltd. for Vimpel Communications) (c)	3,000	2,925
		21,000
TOTAL NONCONVERTIBLE BONDS (Cost $106,661)		102,008
Common Stocks - 0.0%
	Shares
Electric Utilities - 0.0%
Calpine Corp. (a) (Cost $348)	20,715	360
Money Market Funds - 11.1%
	Shares	Value (000s)
Fidelity Cash Central Fund, 2.35% (b)	301,424,103	$ 301,424
Fidelity Money Market Central Fund, 2.84% (b)	296,661	297
TOTAL MONEY MARKET FUNDS (Cost $301,721)		301,721
Cash Equivalents - 0.1%
	Maturity Amount (000s)
Investments in repurchase agreements in a joint trading account at 2.07%, dated 7/31/08 due 8/1/08 (Collateralized by U.S. Treasury Obligations) # (Cost $2,418)	$ 2,418	2,418
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $2,846,900)		2,705,630
NET OTHER ASSETS - 0.0%		705
NET ASSETS - 100%		$ 2,706,335
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $32,655,000 or 1.2% of net assets.

(d) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(e) Remaining maturities of floating rate loans may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted with certainty.

(f) Position or a portion of the position represents an unfunded loan commitment. At period end, the total principal amount and market value of unfunded commitments totaled $4,270,000 and $3,974,000, respectively. The coupon rate will be determined at time of settlement.

# Additional Information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value (000s)
$2,418,000 due 8/01/08 at 2.07%
Banc of America Securities LLC	$ 481
Barclays Capital, Inc.	673
ING Financial Markets LLC	538
Lehman Brothers, Inc.	726
$ 2,418
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 7,086
Fidelity Money Market Central Fund	9
Total	$ 7,095
Income Tax Information

At July 31, 2008, the aggregate cost of investment securities for income tax purposes was $2,846,604,000. Net unrealized depreciation aggregated $140,974,000, of which $3,176,000 related to appreciated investment securities and $144,150,000 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. Wherever possible, the Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Debt securities, including restricted securities, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as available dealer supplied prices. Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value. Actual prices received at disposition may differ.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value calculation under these procedures may differ from published prices for the same securities.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report
for
Fidelity Floating Rate
High Income Fund

(A Class of Fidelity® Advisor
Floating Rate High Income Fund)

July 31, 2008

1.804976.104

FHI-QTLY-0908

Investments July 31, 2008 (Unaudited)

Showing Percentage of Net Assets

Floating Rate Loans (e) - 85.0%
	Principal Amount (000s)	Value (000s)
Aerospace - 1.6%
BE Aerospace, Inc. Tranche B, term loan 5.79% 7/28/14 (d)	$ 4,000	$ 4,010
Hexcel Corp. term loan 5.1875% 4/1/12 (d)	2,000	1,995
Mid-Western Aircraft Systems, Inc. Tranche B, term loan 4.5381% 9/30/13 (d)	14,767	14,251
TransDigm, Inc. term loan 4.8013% 6/23/13 (d)	17,340	16,820
Wesco Aircraft Hardware Corp. Tranche 1LN, term loan 5.06% 9/29/13 (d)	7,576	7,235
		44,311
Automotive - 1.9%
Navistar International Corp.:
term loan 6.1914% 1/19/12 (d)	9,533	8,747
Credit-Linked Deposit 6.0463% 1/19/12 (d)	3,467	3,181
Oshkosh Co. Tranche B, term loan 4.4144% 12/6/13 (d)	8,539	7,771
Tenneco, Inc. Credit-Linked Deposit 3.9613% 3/16/14 (d)	6,000	5,400
The Goodyear Tire & Rubber Co. Tranche 2LN, term loan 4.54% 4/30/14 (d)	25,000	22,875
TRW Automotive Holdings Corp. Tranche B1, term loan 4.2185% 2/9/14 (d)	2,960	2,864
Visteon Corp. term loan 5.46% 6/13/13 (d)	2,000	1,480
		52,318
Broadcasting - 2.9%
Citadel Broadcasting Corp. Tranche B, term loan 4.2748% 6/12/14 (d)	9,000	7,245
Entravision Communication Corp. term loan 4.29% 3/29/13 (d)	3,661	3,368
FoxCo Acquisition LLC Tranche B, term loan 7.25% 7/14/15 (d)	2,000	1,960
Nexstar Broadcasting, Inc. Tranche B, term loan 4.485% 10/1/12 (d)	17,628	15,954
Paxson Communications Corp. term loan 6.0406% 1/15/12 (d)	5,000	4,013
Raycom Media, Inc. Tranche B, term loan 4% 6/25/14 (d)	6,430	5,787
Univision Communications, Inc. Tranche 1LN, term loan 5.1242% 9/29/14 (d)	39,000	31,980
VNU, Inc. term loan 4.7344% 8/9/13 (d)	8,495	7,911
		78,218
Floating Rate Loans (e) - continued
	Principal Amount (000s)	Value (000s)
Cable TV - 8.9%
Charter Communications Operating LLC:
term loan 8.5% 3/6/14 (d)	$ 7,000	$ 6,930
Tranche B 1LN, term loan 4.7997% 3/6/14 (d)	67,660	59,710
CSC Holdings, Inc. Tranche B, term loan 4.2063% 3/31/13 (d)	83,948	79,750
DIRECTV Holdings LLC:
Tranche B, term loan 3.9631% 4/13/13 (d)	33,632	32,791
Tranche C, term loan 5.25% 4/13/13 (d)	4,000	3,990
Discovery Communications, Inc. term loan 4.8006% 5/14/14 (d)	22,859	22,373
Insight Midwest Holdings LLC Tranche B, term loan 4.47% 4/6/14 (d)	6,750	6,480
NTL Cable PLC Tranche B, term loan 4.7994% 1/10/13 (d)	3,572	3,464
San Juan Cable, Inc. Tranche 1, term loan 4.68% 10/31/12 (d)	4,743	4,138
UPC Broadband Holding BV Tranche N1, term loan 4.2206% 12/31/14 (d)	23,008	21,570
		241,196
Capital Goods - 4.0%
Amsted Industries, Inc.:
term loan 4.7875% 4/5/13 (d)	4,727	4,573
Tranche DD, term loan 4.7454% 4/5/13 (d)	3,069	2,969
Ashtead Group PLC term loan 4.5% 8/31/11 (d)	2,747	2,596
Baldor Electric Co. term loan 4.4892% 1/31/14 (d)	6,240	6,052
Bucyrus International, Inc. Tranche B, term loan 4.1912% 5/4/14 (d)	10,266	9,856
Chart Industries, Inc. Tranche B, term loan 4.4634% 10/17/12 (d)	2,806	2,658
Dresser, Inc. Tranche B 1LN, term loan 4.9657% 5/4/14 (d)	22,319	21,370
EnergySolutions, Inc.:
Credit-Linked Deposit 4.71% 6/7/13 (d)	189	183
term loan 7.0988% 6/7/13 (d)	4,354	4,224
Flowserve Corp. term loan 4.3125% 8/10/12 (d)	30,426	29,437
Hexcel Corp. Tranche B, term loan 4.5044% 3/1/12 (d)	2,390	2,342
Polypore, Inc. Tranche B, term loan 4.72% 7/3/14 (d)	3,960	3,703
Rexnord Corp.:
Tranche B A0, term loan 4.7913% 7/19/13 (d)	2,930	2,754
Tranche B, term loan 5.2863% 7/19/13 (d)	1,989	1,874
Floating Rate Loans (e) - continued
	Principal Amount (000s)	Value (000s)
Capital Goods - continued
Sensus Metering Systems, Inc. Tranche B term loan 4.639% 12/17/10 (d)	$ 1,626	$ 1,520
Terex Corp. term loan 4.5506% 7/14/13 (d)	13,730	13,524
		109,635
Chemicals - 4.9%
Celanese Holding LLC:
Revolving Credit-Linked Deposit 3.9625% 4/2/13 (d)	5,526	5,222
term loan 3.9625% 4/2/14 (d)	37,614	35,357
Cognis GmbH Tranche B, term loan 4.8138% 9/15/13 (d)	1,000	910
Georgia Gulf Corp. term loan 5.0387% 10/3/13 (d)	6,488	6,067
Hercules, Inc. Tranche B, term loan 3.9631% 10/8/10 (d)	5,948	5,710
Huntsman International LLC Tranche B, term loan 4.2125% 4/19/14 (d)	18,527	17,323
INEOS US Finance:
Tranche B, term loan 4.8848% 1/31/13 (d)	3,729	3,174
Tranche C, term loan 5.3848% 1/31/14 (d)	3,729	3,174
Innophos, Inc. Tranche B, term loan 4.7% 8/13/10 (d)	2,550	2,499
Lyondell Chemical Co.:
Tranche A, term loan 5.9625% 12/20/13 (d)	1,976	1,670
Tranche B 3LN, term loan 7% 12/20/14 (d)	1,995	1,666
MacDermid, Inc. Tranche B, term loan 4.8006% 4/12/14 (d)	2,283	2,101
Millennium America/Millennium Inorganic Chemicals Ltd. Tranche 1LN, term loan 5.3006% 5/15/14 (d)	1,960	1,647
Momentive Performance Materials, Inc. Tranche B1, term loan 4.75% 12/4/13 (d)	11,720	10,724
Nalco Co. Tranche B, term loan 4.6323% 11/4/10 (d)	23,152	22,921
Rockwood Specialties Group, Inc. Tranche E, term loan 4.2988% 7/30/12 (d)	13,216	12,687
		132,852
Consumer Products - 0.6%
Jarden Corp. term loan 4.5506% 1/24/12 (d)	4,991	4,767
Jostens IH Corp. Tranche C, term loan 5.1713% 10/4/11 (d)	4,366	4,279
Sealy Mattress Co. Tranche E, term loan 4.303% 8/25/12 (d)	4,877	4,633
Weight Watchers International, Inc. Tranche B, term loan 4.3125% 1/26/14 (d)	1,910	1,777
		15,456
Floating Rate Loans (e) - continued
	Principal Amount (000s)	Value (000s)
Containers - 2.4%
Anchor Glass Container Corp. term loan 7.75% 6/20/14 (d)	$ 2,807	$ 2,751
BWAY Corp. Tranche B, term loan 4.5% 7/17/13 (d)	2,088	1,962
Crown Holdings, Inc.:
term loan B 4.4256% 11/15/12 (d)	15,190	14,734
Tranche B, term loan 4.4256% 11/15/12 (d)	9,599	9,311
Owens-Brockway Glass Container, Inc. Tranche B, term loan 3.9563% 6/14/13 (d)	27,122	26,512
Solo Cup Co. Tranche B1, term loan 6.0449% 2/27/11 (d)	9,713	9,422
		64,692
Diversified Financial Services - 0.5%
AlixPartners LLP Tranche B, term loan 4.79% 10/12/13 (d)	1,461	1,413
Ameritrade Holding Corp. Tranche B, term loan 3.96% 1/23/13 (d)	6,753	6,576
Nuveen Investments, Inc. term loan 5.0462% 11/13/14 (d)	5,985	5,536
Tempus Public Foundation Generation Holdings LLC:
revolver loan 4.8006% 12/15/13 (d)	49	47
Tranche 1LN, term loan 4.8006% 12/15/13 (d)	778	747
4.8006% 12/15/13 (d)	158	151
		14,470
Diversified Media - 0.4%
Lamar Media Corp. Tranche F, term loan 4% 3/31/14 (d)	7,650	7,363
LBI Media, Inc. Tranche B, term loan 3.9625% 3/31/12 (d)	2,248	1,911
Thomson Media, Inc. Tranche B1, term loan 7.81% 11/8/11 (d)	975	902
		10,176
Electric Utilities - 8.2%
AES Corp. term loan 6.05% 8/10/11 (d)	10,071	9,870
Ashmore Energy International:
Revolving Credit-Linked Deposit 5.8006% 3/30/12 (d)	1,471	1,346
term loan 5.8006% 3/30/14 (d)	10,328	9,450
Calpine Corp. Tranche D, term loan 5.685% 3/29/14 (d)	23,340	21,940
Floating Rate Loans (e) - continued
	Principal Amount (000s)	Value (000s)
Electric Utilities - continued
Covanta Energy Corp.:
term loan 4.2445% 2/9/14 (d)	$ 5,952	$ 5,655
4.0831% 2/9/14 (d)	2,967	2,819
Dynegy Holdings, Inc.:
Revolving Credit-Linked Deposit 3.9631% 4/2/13 (d)	15,319	14,170
Tranche B, term loan 3.9631% 4/2/13 (d)	2,661	2,461
Dynegy Holdings, Inc. 3.9631% 4/2/13 (d)	14,000	12,950
Energy Investors Funds term loan 4.2088% 4/11/14 (d)	2,807	2,569
Energy Transfer Equity LP term loan 4.5075% 11/1/12 (d)	4,000	3,880
MACH Gen LLC:
term loan 4.6381% 2/22/14 (d)	1,766	1,687
4.8006% 2/22/13 (d)	186	177
Mirant North America LLC term loan 4.2131% 1/3/13 (d)	16,430	15,937
NRG Energy, Inc.:
term loan 4.1963% 2/1/13 (d)	34,789	32,615
4.3006% 2/1/13 (d)	21,976	20,603
NSG Holdings LLC:
term loan 4.28% 6/15/14 (d)	1,807	1,694
4.28% 6/15/14 (d)	247	232
Reliant Energy, Inc. 4.2206% 6/30/14 (d)	12,150	11,543
Texas Competitive Electric Holdings Co. LLC:
Tranche B1, term loan 6.1704% 10/10/14 (d)	10,967	10,282
Tranche B2, term loan 6.2355% 10/10/14 (d)	23,837	22,407
Tranche B3, term loan 6.2623% 10/10/14 (d)	18,902	17,768
		222,055
Energy - 2.1%
Alon Refining Krotz Springs, Inc. term loan 10.75% 7/3/14 (d)	4,000	3,840
Alon USA, Inc. term loan 4.7713% 8/4/13 (d)	1,892	1,627
Citgo Petroleum Corp. Tranche B, term loan 3.7669% 11/15/12 (d)	11,644	10,829
Coffeyville Resources LLC:
Credit-Linked Deposit 5.9475% 12/28/10 (d)	486	448
Tranche D, term loan 5.4495% 12/28/13 (d)	1,575	1,449
Compagnie Generale de Geophysique SA term loan 4.6481% 1/12/14 (d)	6,872	6,752
MEG Energy Corp.:
term loan 4.8% 4/3/13 (d)	2,444	2,328
Tranche DD, term loan 4.8% 4/3/13 (d)	2,491	2,372
Floating Rate Loans (e) - continued
	Principal Amount (000s)	Value (000s)
Energy - continued
Nebraska Energy, Inc.:
Tranche B 1LN, term loan 5.31% 11/1/13 (d)	$ 4,589	$ 4,359
Tranche B, Credit-Linked Deposit 5.25% 11/1/13 (d)	564	536
Petroleum Geo-Services ASA term loan 4.55% 6/29/15 (d)	934	906
Targa Resources, Inc./Targa Resources Finance Corp.:
Credit-Linked Deposit 4.8006% 10/31/12 (d)	2,505	2,449
term loan 4.6539% 10/31/12 (d)	4,412	4,313
Vulcan/Plains Resources, Inc. term loan 4.1756% 8/12/11 (d)	2,884	2,869
Western Refining, Inc. term loan 7.75% 5/30/14 (d)	13,360	12,057
		57,134
Entertainment/Film - 0.9%
AMC Entertainment, Inc. term loan 4.21% 1/26/13 (d)	2,304	2,177
Cinemark USA, Inc. term loan 4.5327% 10/5/13 (d)	7,761	7,373
MGM Holdings II, Inc. Tranche B, term loan 6.0506% 4/8/12 (d)	8,137	6,184
Regal Cinemas Corp. term loan 4.3006% 10/27/13 (d)	7,001	6,581
Zuffa LLC term loan 4.5% 6/19/15 (d)	3,940	3,290
		25,605
Environmental - 1.5%
Allied Waste Industries, Inc.:
Credit-Linked Deposit 6.1% 3/28/14 (d)	15,342	14,997
term loan 4.2285% 3/28/14 (d)	25,517	24,943
Synagro Technologies, Inc. Tranche 1LN, term loan 4.6906% 3/30/14 (d)	465	391
		40,331
Food and Drug Retail - 1.1%
GNC Corp. term loan 4.9455% 9/16/13 (d)	3,928	3,574
Rite Aid Corp. Tranche ABL, term loan 4.22% 6/4/14 (d)	15,461	13,606
SUPERVALU, Inc. Tranche B, term loan 3.6419% 6/2/12 (d)	13,473	12,732
		29,912
Food/Beverage/Tobacco - 2.3%
Constellation Brands, Inc. Tranche B, term loan 4.1432% 6/5/13 (d)	31,032	30,101
Dean Foods Co. Tranche B, term loan 4.3047% 4/2/14 (d)	16,765	15,801
Del Monte Corp. Tranche B, term loan 4.1231% 2/8/12 (d)	10,566	10,355
Floating Rate Loans (e) - continued
	Principal Amount (000s)	Value (000s)
Food/Beverage/Tobacco - continued
Herbalife International, Inc. term loan 3.89% 7/21/13 (d)	$ 1,701	$ 1,626
Michael Foods, Inc. Tranche B, term loan 4.8673% 11/21/10 (d)	1,809	1,772
Reddy Ice Group, Inc. term loan 4.5381% 8/12/12 (d)	2,000	1,700
		61,355
Gaming - 2.6%
Alliance Gaming Corp. term loan 6.1156% 9/5/09 (d)	6,416	6,384
Ameristar Casinos, Inc. term loan 5.0169% 11/10/12 (d)	5,899	5,574
Choctaw Resort Development Enterprise term loan 4.5506% 11/4/11 (d)	1,845	1,734
Green Valley Ranch Gaming LLC Tranche 1LN, term loan 4.7021% 2/16/14 (d)	1,758	1,371
Greenwood Racing, Inc. term loan 4.72% 11/28/11 (d)	2,955	2,748
Harrah's Entertainment, Inc.:
Tranche B1, term loan 5.8% 1/28/15 (d)	998	883
Tranche B2, term loan 5.8% 1/28/15 (d)	2,993	2,652
Penn National Gaming, Inc. Tranche B, term loan 4.4695% 10/31/12 (d)	16,101	15,416
Seminole Tribe of Florida:
Tranche B1, term loan 4.2472% 3/5/14 (d)	585	566
Tranche B2, term loan 4.1875% 3/5/14 (d)	2,107	2,039
Tranche B3, term loan 4.3125% 3/5/14 (d)	2,004	1,939
Town Sports International LLC term loan 4.25% 2/27/14 (d)	3,940	3,310
Tropicana Entertainment term loan 6.25% 7/3/49 (d)	5,865	4,839
Venetian Macau Ltd. Tranche B, term loan:
5.06% 5/26/12 (d)	3,837	3,703
5.06% 5/26/13 (d)	3,169	3,058
Venetian Macau US Finance, Inc. Tranche B, term loan 5.06% 5/25/13 (d)	6,000	5,790
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp. term loan B 4.365% 8/15/13 (d)	9,180	8,629
		70,635
Healthcare - 12.5%
AMR HoldCo, Inc./EmCare HoldCo, Inc. term loan 4.6934% 2/7/12 (d)	9,889	9,592
Bausch & Lomb, Inc. term loan:
4.1304% 4/26/15 (f)	2,000	1,930
6.0506% 4/26/15 (d)	7,960	7,681
Floating Rate Loans (e) - continued
	Principal Amount (000s)	Value (000s)
Healthcare - continued
Community Health Systems, Inc.:
term loan 4.8544% 7/25/14 (d)	$ 67,340	$ 62,121
Tranche DD, term loan 7/25/14 (f)	3,445	3,178
DaVita, Inc. Tranche B1, term loan 4.0966% 10/5/12 (d)	34,257	32,715
Fresenius Medical Care Holdings, Inc. Tranche B, term loan 4.166% 3/31/12 (d)	19,989	19,439
HCA, Inc. Tranche B, term loan 5.0506% 11/17/13 (d)	96,356	90,812
Health Management Associates, Inc. Tranche B, term loan 4.5506% 2/28/14 (d)	13,897	12,889
HealthSouth Corp. term loan 5.29% 3/10/13 (d)	8,079	7,615
Hologic, Inc. Tranche B, term loan 5.75% 3/31/13 (d)	1,400	1,391
IASIS Healthcare Corp.:
term loan 4.4625% 3/15/14 (d)	5,910	5,526
Tranche DD, term loan 4.4625% 3/15/14 (d)	2,047	1,914
4.4575% 3/15/14 (d)	546	510
Inverness Medical Innovations, Inc. Tranche 1LN, term loan 4.8081% 6/26/14 (d)	12,957	12,276
LifePoint Hospitals, Inc. Tranche B, term loan 4.2744% 4/15/12 (d)	7,298	7,043
Mylan, Inc. Tranche B, term loan 5.9343% 10/2/14 (d)	1,496	1,481
National Renal Institutes, Inc. term loan 5.0506% 3/31/13 (d)	3,224	2,773
Psychiatric Solutions, Inc. term loan 4.2587% 7/1/12 (d)	12,222	11,580
PTS Acquisition Corp. term loan 5.0506% 4/10/14 (d)	10,870	9,484
Renal Advantage, Inc. Tranche B, term loan 5.2796% 9/30/12 (d)	5,248	4,934
Skilled Healthcare Group, Inc. Tranche 1, term loan 4.9982% 6/15/12 (d)	3,880	3,570
Sun Healthcare Group, Inc.:
Tranche B, term loan 4.7265% 4/19/14 (d)	4,254	3,956
Tranche DD, term loan 4.9122% 4/19/14 (d)	597	555
4.8006% 4/19/13 (d)	966	898
Team Health, Inc. term loan 4.698% 11/22/12 (d)	2,159	1,970
U.S. Oncology, Inc. Tranche B, term loan 5.5492% 8/20/11 (d)	4,079	3,957
Vanguard Health Holding Co. I, LLC term loan 5.0506% 9/23/11 (d)	3,673	3,545
VCA Antech, Inc. term loan 4% 5/16/11 (d)	3,950	3,832
Vicar Operating, Inc. term loan 4% 5/16/11 (d)	9,690	9,400
		338,567
Floating Rate Loans (e) - continued
	Principal Amount (000s)	Value (000s)
Homebuilding/Real Estate - 0.6%
CB Richard Ellis Group, Inc. Tranche B, term loan 3.9581% 12/20/13 (d)	$ 2,919	$ 2,686
General Growth Properties, Inc. Tranche A1, term loan 3.62% 2/24/10 (d)	8,803	7,746
LandSource Communities Development LLC Tranche 1LN, revolver loan 2.1262% 5/31/09 (d)	3,000	2,989
LandSource Holding Co. LLC term loan 8.25% 5/31/09 (d)	2,651	1,802
		15,223
Leisure - 0.7%
Six Flags, Inc. Tranche B, term loan 4.8809% 4/30/15 (d)	3,980	3,383
Universal City Development Partners Ltd. term loan 5.688% 6/9/11 (d)	14,741	14,594
		17,977
Metals/Mining - 1.3%
Alpha National Resources LLC/Alpha National Resources Capital Corp. Tranche B, term loan 4.5506% 10/26/12 (d)	13,999	13,754
Compass Minerals Tranche B, term loan 4.6515% 12/22/12 (d)	8,964	8,650
Noranda Aluminium Acquisition Corp. Tranche B, term loan 4.7188% 5/18/14 (d)	3,455	3,239
Novelis Corp. term loan 4.81% 7/6/14 (d)	5,920	5,594
Oxbow Carbon LLC:
Tranche B, term loan 4.787% 5/8/14 (d)	3,545	3,306
Tranche DD, term loan 4.8006% 5/8/14 (d)	317	296
		34,839
Paper - 4.3%
Boise Paper Holdings LLC Tranche B 1LN, term loan 7.5% 2/22/14 (d)	1,995	1,985
Domtar Corp. Tranche B, term loan 3.8381% 3/7/14 (d)	1,916	1,849
Georgia-Pacific Corp.:
term loan 4.4654% 12/29/13 (d)	14,775	13,925
Tranche B1, term loan 4.4487% 12/23/12 (d)	60,247	56,783
Graphic Packaging International, Inc. Tranche C, term loan 5.5499% 5/16/14 (d)	1,990	1,918
Smurfit-Stone Container Enterprises, Inc.:
Credit-Linked Deposit 4.9125% 11/1/10 (d)	8,902	8,546
Tranche B, term loan 4.6371% 11/1/11 (d)	9,038	8,676
Tranche C, term loan 4.6447% 11/1/11 (d)	14,741	14,152
Tranche C1, term loan 4.5% 11/1/11 (d)	3,640	3,494
Floating Rate Loans (e) - continued
	Principal Amount (000s)	Value (000s)
Paper - continued
Verso Paper Holdings LLC Tranche B, term loan 4.5506% 8/1/13 (d)	$ 5,369	$ 5,100
		116,428
Publishing/Printing - 2.0%
Cenveo Corp.:
term loan 4.5513% 6/21/13 (d)	3,497	3,270
Tranche DD, term loan 4.5513% 6/21/13 (d)	135	126
Dex Media East LLC Tranche B, term loan 4.6819% 10/24/14 (d)	11,000	10,010
Idearc, Inc. term loan 4.7868% 11/17/14 (d)	9,579	6,993
MediMedia USA, Inc. Tranche B, term loan 5.7794% 10/5/13 (d)	1,746	1,633
R.H. Donnelley Corp. Tranche D2, term loan 6.75% 6/30/11 (d)	16,377	15,518
R.H. Donnelley Corp. Tranche D1, term loan 6.75% 6/30/11 (d)	7,578	7,181
The Reader's Digest Association, Inc. term loan 4.6056% 3/2/14 (d)	1,503	1,255
Thomson Learning, Inc. term loan 4.96% 7/5/14 (d)	3,905	3,456
Yell Group PLC Tranche B1, term loan 4.4631% 2/10/13 (d)	4,200	3,654
		53,096
Railroad - 0.7%
Kansas City Southern Railway Co.:
Tranche B, term loan 4.3257% 4/28/13 (d)	16,660	15,994
Tranche C, term loan 3.97% 4/28/13 (d)	2,970	2,792
		18,786
Restaurants - 0.5%
Burger King Corp. Tranche B1, term loan 4.3125% 6/30/12 (d)	9,018	8,927
Del Taco Tranche B, term loan 9.5% 3/29/13 (d)	2,903	2,192
OSI Restaurant Partners, Inc.:
Credit-Linked Deposit 5.0263% 6/14/13 (d)	248	208
term loan 5.125% 6/14/14 (d)	3,535	2,969
		14,296
Services - 2.5%
ARAMARK Corp.:
Credit-Linked Deposit 4.6756% 1/26/14 (d)	2,748	2,583
term loan 4.6756% 1/26/14 (d)	43,491	40,881
Brand Energy & Infrastructure Services, Inc. Tranche B 1LN, term loan 5.0625% 2/7/14 (d)	4,721	4,367
Floating Rate Loans (e) - continued
	Principal Amount (000s)	Value (000s)
Services - continued
Bright Horizons Family Solutions, Inc. Tranche B, term loan 7.5% 5/28/15 (d)	$ 2,710	$ 2,656
Coinmach Service Corp. Tranche B, term loan 5.7033% 11/16/14 (d)	3,990	3,671
Iron Mountain, Inc. term loan 4.1563% 4/16/14 (d)	9,900	9,653
RSC Equipment Rental term loan 4.5502% 11/30/12 (d)	1,953	1,855
West Corp. term loan 4.9459% 10/24/13 (d)	994	890
		66,556
Specialty Retailing - 0.2%
Michaels Stores, Inc. term loan 4.8716% 10/31/13 (d)	5,847	4,707
Super Retail - 1.0%
Gold Toe Investment Corp. Tranche 1LN, term loan 5.4% 10/30/13 (d)	4,915	3,957
J. Crew Group, Inc. term loan 4.5% 5/15/13 (d)	3,407	3,202
PETCO Animal Supplies, Inc. term loan 4.9817% 10/26/13 (d)	9,786	9,003
The Pep Boys - Manny, Moe & Jack term loan 4.65% 10/27/13 (d)	1,779	1,659
Toys 'R' US, Inc. term loan 5.4706% 12/9/08 (d)	11,000	10,093
		27,914
Technology - 4.0%
Affiliated Computer Services, Inc.:
term loan 4.46% 3/20/13 (d)	12,996	12,590
Tranche B2, term loan 4.4609% 3/20/13 (d)	8,810	8,535
First Data Corp.:
Tranch B3, term loan 5.5518% 9/24/14 (d)	2,978	2,732
Tranche B2, term loan 5.3938% 9/24/14 (d)	2,116	1,942
Flextronics International Ltd.:
Tranche B-A, term loan 5.041% 10/1/14 (d)	3,855	3,469
Tranche B-A1, term loan 5.0406% 10/1/14 (d)	1,108	997
Tranche B-B, term loan 5.0413% 10/1/12 (d)	4,963	4,566
Freescale Semiconductor, Inc. term loan 4.2206% 12/1/13 (d)	14,541	13,123
Global Tel*Link Corp.:
term loan 6.3006% 2/14/13 (d)	1,479	1,302
6.3006% 2/14/13 (d)	434	382
IPC Systems, Inc. Tranche B1 1LN, term loan 5.0506% 5/31/14 (d)	1,985	1,469
Itron, Inc. term loan 4.49% 4/18/14 (d)	1,509	1,475
Kronos, Inc.:
Tranche 1LN, term loan 5.0506% 6/11/14 (d)	2,919	2,686
Tranche 2LN, term loan 8.5506% 6/11/15 (d)	2,000	1,670
Floating Rate Loans (e) - continued
	Principal Amount (000s)	Value (000s)
Technology - continued
Macrovision Solutions Corp. Tranche B, term loan 7.25% 5/1/13 (d)	$ 3,000	$ 2,985
ON Semiconductor Corp. term loan 4.5506% 9/6/13 (d)	3,667	3,465
Open Text Corp. term loan 4.7131% 10/2/13 (d)	4,523	4,387
Serena Software, Inc. term loan 4.68% 3/10/13 (d)	1,945	1,775
SunGard Data Systems, Inc. term loan 4.5075% 2/28/14 (d)	35,884	33,910
Verifone, Inc. Tranche B, term loan 5.5493% 10/31/13 (d)	4,185	3,997
		107,457
Telecommunications - 7.2%
Alltel Communications, Inc.:
Tranche B1, term loan 5.2081% 5/17/15 (d)	4,987	4,925
Tranche B2, term loan 5.5638% 5/16/15 (d)	19,965	19,715
Tranche B3, term loan 5.2081% 5/16/15 (d)	1,995	1,990
Asurion Corp. Tranche 1LN, term loan 5.7844% 7/3/14 (d)	2,000	1,883
Centennial Cellular Operating Co. LLC term loan 4.7393% 2/9/11 (d)	18,835	18,411
Cincinnati Bell, Inc. Tranche B, term loan 4.3933% 8/31/12 (d)	6,793	6,572
Crown Castle International Corp. Tranche B, term loan 4.3006% 3/6/14 (d)	9,870	9,228
Digicel International Finance Ltd. term loan 5.3125% 3/30/12 (d)	9,000	8,494
Intelsat Ltd. Tranche B, term loan 5.2875% 7/3/13 (d)	29,148	28,128
Leap Wireless International, Inc. Tranche B, term loan 6.3006% 6/16/13 (d)	9,840	9,643
Level 3 Communications, Inc. term loan 4.9433% 3/13/14 (d)	9,000	8,224
NTELOS, Inc. Tranche B1, term loan 5.27% 8/24/11 (d)	3,720	3,636
PanAmSat Corp.:
Tranche B2 A, term loan 5.2875% 1/3/14 (d)	7,837	7,406
Tranche B2 B, term loan 5.2875% 1/3/14 (d)	7,834	7,403
Tranche B2 C, term loan 5.2875% 1/3/14 (d)	7,834	7,403
Qwest Corp. Tranche B, term loan 6.95% 6/30/10 (d)	21,000	20,501
Telesat Holding, Inc. term loan:
5.771% 10/31/14 (d)	919	876
5.8957% 10/31/14 (f)	79	75
Time Warner Telecom, Inc. Tranche B, term loan 4.47% 1/7/13 (d)	2,935	2,814
Floating Rate Loans (e) - continued
	Principal Amount (000s)	Value (000s)
Telecommunications - continued
Wind Telecomunicazioni SpA:
Tranche B, term loan 5.01% 9/21/13 (d)	$ 6,000	$ 5,820
Tranche C, term loan 5.76% 9/21/14 (d)	6,000	5,820
Windstream Corp. Tranche B1, term loan 4.29% 7/17/13 (d)	16,370	15,838
		194,805
Textiles & Apparel - 0.7%
Hanesbrands, Inc. Tranche B 1LN, term loan 4.546% 9/5/13 (d)	10,440	10,036
Levi Strauss & Co. term loan 4.7113% 4/4/14 (d)	3,000	2,498
Warnaco Group, Inc. term loan 4.4701% 1/31/13 (d)	4,120	3,852
William Carter Co. term loan 4.1206% 6/29/12 (d)	1,821	1,735
		18,121
TOTAL FLOATING RATE LOANS (Cost $2,435,752)		2,299,123
Nonconvertible Bonds - 3.8%

Automotive - 0.0%
General Motors Acceptance Corp. 4.8819% 12/1/14 (d)	2,000	1,066
Broadcasting - 0.1%
Radio One, Inc. 8.875% 7/1/11	3,000	2,535
Cable TV - 0.1%
DIRECTV Holdings LLC/DIRECTV Financing, Inc. 8.375% 3/15/13	1,963	2,032
Capital Goods - 0.1%
Esco Corp. 6.6513% 12/15/13 (c)(d)	2,000	1,880
Containers - 0.2%
Berry Plastics Corp. 7.5406% 2/15/15 (d)	6,000	5,580
Electric Utilities - 0.8%
Energy Future Holdings 10.875% 11/1/17 (c)	10,000	10,250
NRG Energy, Inc. 7.375% 2/1/16	9,000	8,708
Reliant Energy, Inc. 6.75% 12/15/14	2,000	2,050
		21,008
Energy - 0.3%
SandRidge Energy, Inc. 6.4163% 4/1/14 (c)(d)	10,000	9,600
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
Gaming - 0.2%
Harrah's Operating Co., Inc. 5.5% 7/1/10	$ 2,000	$ 1,740
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp.:
6.625% 12/1/14	2,195	1,997
6.625% 12/1/14	805	733
		4,470
Healthcare - 0.1%
Elan Finance PLC/Elan Finance Corp. 6.6756% 11/15/11 (d)	2,000	1,870
Metals/Mining - 0.9%
FMG Finance Property Ltd. 6.6819% 9/1/11 (c)(d)	8,000	8,000
Freeport-McMoRan Copper & Gold, Inc. 5.8825% 4/1/15 (d)	16,000	16,120
Noranda Aluminium Acquisition Corp. 6.8275% 5/15/15 pay-in-kind (d)	2,000	1,730
		25,850
Technology - 0.2%
Freescale Semiconductor, Inc. 6.6513% 12/15/14 (d)	3,000	2,348
NXP BV 5.5406% 10/15/13 (d)	3,550	2,769
		5,117
Telecommunications - 0.8%
Centennial Communications Corp. 8.5413% 1/1/13 (d)	2,000	1,990
IPCS, Inc. 4.9978% 5/1/13 (d)	3,000	2,640
Level 3 Financing, Inc. 6.7044% 2/15/15 (d)	3,000	2,445
Qwest Corp. 6.0263% 6/15/13 (d)	2,000	1,865
Rural Cellular Corp.:
5.6819% 6/1/13 (d)	3,000	3,000
8.25% 3/15/12	6,000	6,135
Vimpel Communications 8.375% 4/30/13 (Issued by VIP Finance Ireland Ltd. for Vimpel Communications) (c)	3,000	2,925
		21,000
TOTAL NONCONVERTIBLE BONDS (Cost $106,661)		102,008
Common Stocks - 0.0%
	Shares
Electric Utilities - 0.0%
Calpine Corp. (a) (Cost $348)	20,715	360
Money Market Funds - 11.1%
	Shares	Value (000s)
Fidelity Cash Central Fund, 2.35% (b)	301,424,103	$ 301,424
Fidelity Money Market Central Fund, 2.84% (b)	296,661	297
TOTAL MONEY MARKET FUNDS (Cost $301,721)		301,721
Cash Equivalents - 0.1%
	Maturity Amount (000s)
Investments in repurchase agreements in a joint trading account at 2.07%, dated 7/31/08 due 8/1/08 (Collateralized by U.S. Treasury Obligations) # (Cost $2,418)	$ 2,418	2,418
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $2,846,900)		2,705,630
NET OTHER ASSETS - 0.0%		705
NET ASSETS - 100%		$ 2,706,335
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $32,655,000 or 1.2% of net assets.

(d) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(e) Remaining maturities of floating rate loans may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted with certainty.

(f) Position or a portion of the position represents an unfunded loan commitment. At period end, the total principal amount and market value of unfunded commitments totaled $4,270,000 and $3,974,000, respectively. The coupon rate will be determined at time of settlement.

# Additional Information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value (000s)
$2,418,000 due 8/01/08 at 2.07%
Banc of America Securities LLC	$ 481
Barclays Capital, Inc.	673
ING Financial Markets LLC	538
Lehman Brothers, Inc.	726
$ 2,418
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 7,086
Fidelity Money Market Central Fund	9
Total	$ 7,095
Income Tax Information

At July 31, 2008, the aggregate cost of investment securities for income tax purposes was $2,846,604,000. Net unrealized depreciation aggregated $140,974,000, of which $3,176,000 related to appreciated investment securities and $144,150,000 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. Wherever possible, the Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Debt securities, including restricted securities, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as available dealer supplied prices. Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value. Actual prices received at disposition may differ.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value calculation under these procedures may differ from published prices for the same securities.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report
for
Fidelity® Advisor High Income
Advantage Fund
Class A
Class T
Class B
Class C
Institutional Class

July 31, 2008

1.804847.104

HY-QTLY-0908

Investments July 31, 2008 (Unaudited)

Showing Percentage of Net Assets

Corporate Bonds - 52.2%
	Principal Amount (000s)	Value (000s)
Convertible Bonds - 1.5%
Air Transportation - 0.1%
UAL Corp. 4.5% 6/30/21 (h)	$ 5,200	$ 2,534
Cable TV - 0.0%
Charter Communications, Inc. 6.5% 10/1/27	1,964	815
Energy - 1.1%
Chesapeake Energy Corp. 2.5% 5/15/37	28,800	39,756
Telecommunications - 0.3%
ICO North America, Inc. 7.5% 8/15/09 (j)	11,149	9,254
TOTAL CONVERTIBLE BONDS		52,359
Nonconvertible Bonds - 50.7%
Aerospace - 0.4%
Orbimage Holdings, Inc. 12.6538% 7/1/12 (i)	3,710	3,821
Sequa Corp. 13.5% 12/1/15 pay-in-kind (h)	11,455	9,765
		13,586
Air Transportation - 0.5%
American Airlines, Inc. pass thru trust certificates 10.18% 1/2/13	4,757	4,186
American Airlines, Inc. pass-thru trust certificates 7.377% 5/23/19	10,552	5,382
Continental Airlines, Inc.:
pass-thru trust certificates 6.903% 4/19/22	1,480	1,099
5.8069% 6/2/13 (i)	7,330	5,498
7.339% 4/19/14	2,480	1,835
Delta Air Lines, Inc.:
8% 12/15/07 (a)(h)	10,571	132
10% 8/15/08 (a)	29,000	363
Delta Air Lines, Inc. pass-thru trust certificates 7.779% 1/2/12	1,216	1,052
Northwest Airlines Corp. 10% 2/1/09 (a)	1,524	15
Northwest Airlines, Inc.:
7.875% 3/15/08 (a)	7,755	155
9.875% 3/15/07 (a)	6,255	63
		19,780
Automotive - 5.7%
Accuride Corp. 8.5% 2/1/15	4,780	3,203
Allison Transmission, Inc. 11% 11/1/15 (h)	5,120	4,659
Ford Motor Credit Co. LLC:
7% 10/1/13	46,900	32,830
7.25% 10/25/11	1,335	1,009
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
Automotive - continued
Ford Motor Credit Co. LLC: - continued
7.375% 2/1/11	$ 23,765	$ 19,156
7.8% 6/1/12	27,200	20,944
8% 12/15/16	7,110	4,870
9.75% 9/15/10	9,074	7,758
12% 5/15/15	3,030	2,621
General Motors Acceptance Corp.:
6.75% 12/1/14	6,007	3,394
6.875% 9/15/11	330	216
6.875% 8/28/12	1,100	690
7% 2/1/12	22,680	14,349
8% 11/1/31	36,470	20,423
General Motors Corp. 8.375% 7/15/33	113,185	59,988
GMAC LLC:
6% 12/15/11	11,415	7,077
6.625% 5/15/12	9,210	5,779
		208,966
Broadcasting - 0.2%
Nexstar Finance Holdings LLC/Nexstar Finance Holdings, Inc. 11.375% 4/1/13	6,395	5,756
Building Materials - 0.7%
Owens Corning:
6.5% 12/1/16	7,630	6,904
7% 12/1/36	21,430	16,986
U.S. Concrete, Inc. 8.375% 4/1/14	2,940	2,470
		26,360
Cable TV - 3.3%
Charter Communications Holdings I LLC/Charter Communications Holdings I Capital Corp.:
11% 10/1/15	125,524	90,375
11% 10/1/15	10,460	7,531
CSC Holdings, Inc. 6.75% 4/15/12	22,870	21,784
		119,690
Capital Goods - 0.9%
Actuant Corp. 6.875% 6/15/17	9,080	8,853
Mueller Water Products, Inc. 7.375% 6/1/17	7,180	5,888
Park-Ohio Industries, Inc. 8.375% 11/15/14	20,525	17,138
		31,879
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
Chemicals - 1.3%
Georgia Gulf Corp. 9.5% 10/15/14	$ 36,970	$ 28,097
MacDermid, Inc. 9.5% 4/15/17 (h)	900	839
Momentive Performance Materials, Inc. 10.125% 12/1/14 pay-in-kind	5,855	5,046
Phibro Animal Health Corp.:
10% 8/1/13 (h)	3,380	3,346
13% 8/1/14 (h)	6,760	6,625
Tronox Worldwide LLC/Tronox Worldwide Finance Corp. 9.5% 12/1/12	7,610	4,718
		48,671
Containers - 0.2%
Berry Plastics Corp. 7.5406% 2/15/15 (i)	7,560	7,031
Diversified Financial Services - 1.6%
Cardtronics, Inc. 9.25% 8/15/13	2,840	2,670
Nuveen Investments, Inc. 10.5% 11/15/15 (h)	10,450	8,987
Residential Capital LLC 9.625% 5/15/15 (h)	112,768	43,980
Triad Acquisition Corp. 11.125% 5/1/13	4,170	2,544
		58,181
Diversified Media - 0.4%
Affinion Group, Inc. 11.5% 10/15/15	6,715	6,681
Nielsen Finance LLC/Nielsen Finance Co. 0% 8/1/16 (e)	10,235	6,985
		13,666
Electric Utilities - 2.6%
Calpine Corp.:
8.5% 7/15/10 (d)(h)	16,320	0
8.75% 7/15/13 (d)(h)	5,865	0
Edison Mission Energy 7.625% 5/15/27	18,110	16,208
Energy Future Holdings 10.875% 11/1/17 (h)	29,270	30,002
Intergen NV 9% 6/30/17 (h)	32,660	33,150
Mirant Americas Generation LLC:
8.5% 10/1/21	6,645	6,213
9.125% 5/1/31	9,625	8,566
		94,139
Energy - 5.1%
Bristow Group, Inc. 7.5% 9/15/17	7,330	7,257
Chaparral Energy, Inc.:
8.5% 12/1/15	4,490	3,873
8.875% 2/1/17	3,650	3,148
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
Energy - continued
Compagnie Generale de Geophysique SA:
7.5% 5/15/15	$ 830	$ 826
7.75% 5/15/17	1,760	1,742
Connacher Oil and Gas Ltd. 10.25% 12/15/15 (h)	8,360	8,757
El Paso Corp. 6.95% 6/1/28	15,800	14,457
El Paso Energy Corp. 7.75% 1/15/32	1,970	1,958
Encore Acquisition Co. 6% 7/15/15	1,200	1,101
Energy Partners Ltd.:
7.9156% 4/15/13 (i)	7,215	6,385
9.75% 4/15/14	6,000	5,535
Helix Energy Solutions Group, Inc. 9.5% 1/15/16 (h)	7,360	7,323
Hilcorp Energy I LP/Hilcorp Finance Co.:
7.75% 11/1/15 (h)	6,520	5,966
9% 6/1/16 (h)	4,310	4,170
Mariner Energy, Inc. 8% 5/15/17	2,620	2,463
OPTI Canada, Inc.:
7.875% 12/15/14	4,440	4,401
8.25% 12/15/14	9,345	9,380
Petrohawk Energy Corp. 9.125% 7/15/13	10,000	10,050
Petroleum Development Corp. 12% 2/15/18	7,940	8,416
Plains Exploration & Production Co. 7.75% 6/15/15	22,700	22,303
SandRidge Energy, Inc.:
8% 6/1/18 (h)	11,195	11,083
8.625% 4/1/15 pay-in-kind (h)	5,950	5,987
Stallion Oilfield Services Ltd./Stallion Oilfield Finance Corp. 9.75% 2/1/15 (h)	14,490	11,302
Stone Energy Corp. 6.75% 12/15/14	8,770	7,586
Venoco, Inc. 8.75% 12/15/11	3,670	3,560
W&T Offshore, Inc. 8.25% 6/15/14 (h)	9,070	8,435
Williams Partners LP/Williams Partners Finance Corp. 7.25% 2/1/17	6,820	6,803
		184,267
Entertainment/Film - 0.2%
Livent, Inc. 9.375% 10/15/04 (d)	11,100	111
Marquee Holdings, Inc. 12% 8/15/14	6,990	5,592
		5,703
Environmental - 0.3%
Allied Waste North America, Inc. 7.25% 3/15/15	11,560	11,416
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
Food and Drug Retail - 1.7%
Ahold Finance USA, Inc. 8.25% 7/15/10	$ 14,385	$ 15,067
Albertsons, Inc. 8% 5/1/31	20,200	19,410
Nutritional Sourcing Corp. 10.125% 8/1/09 (d)	7,424	928
Rite Aid Corp.:
7.5% 3/1/17	15,945	12,915
8.625% 3/1/15	11,160	7,198
9.375% 12/15/15	1,345	857
9.5% 6/15/17	10,345	6,595
		62,970
Food/Beverage/Tobacco - 0.3%
AmeriQual Group LLC/AmeriQual Finance Corp. 9.5% 4/1/12 (h)	3,000	1,920
Pilgrims Pride Corp. 8.375% 5/1/17	11,415	8,761
		10,681
Gaming - 2.7%
Downstream Development Authority 12% 10/15/15 (h)	8,750	7,131
Fontainebleau Las Vegas Holdings LLC/Fontainebleau Las Vegas Capital Corp. 10.25% 6/15/15 (h)	4,590	2,525
Indianapolis Downs LLC & Capital Corp. 11% 11/1/12 (h)	11,260	9,008
MGM Mirage, Inc.:
5.875% 2/27/14	7,415	5,747
6.625% 7/15/15	22,205	17,542
6.875% 4/1/16	1,155	912
7.5% 6/1/16	18,920	14,947
7.625% 1/15/17	6,885	5,542
Park Place Entertainment Corp. 8.125% 5/15/11	9,125	6,867
Shingle Springs Tribal Gaming Authority 9.375% 6/15/15 (h)	2,960	2,398
Station Casinos, Inc.:
6.5% 2/1/14	11,174	5,084
6.625% 3/15/18	21,790	9,697
6.875% 3/1/16	27,365	12,451
		99,851
Healthcare - 3.6%
Axcan Intermediate Holdings, Inc. 12.75% 3/1/16 (h)	12,125	12,095
Community Health Systems, Inc. 8.875% 7/15/15	4,140	4,166
HCA, Inc. 6.375% 1/15/15	4,730	3,902
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
Healthcare - continued
ReAble Therapeutics Finance LLC/ReAble Therapeutics Finance Corp. 11.75% 11/15/14	$ 20,745	$ 19,293
Team Finance LLC/Health Finance Corp. 11.25% 12/1/13	9,190	9,558
Tenet Healthcare Corp.:
6.875% 11/15/31	16,215	11,675
7.375% 2/1/13	19,705	18,621
9.25% 2/1/15	11,960	11,870
9.875% 7/1/14	11,290	11,346
VWR Funding, Inc. 10.25% 7/15/15	30,000	27,600
		130,126
Homebuilding/Real Estate - 0.3%
K. Hovnanian Enterprises, Inc.:
6.25% 1/15/15	2,910	1,761
6.25% 1/15/16	8,755	5,516
6.375% 12/15/14	1,535	959
Rouse Co. 5.375% 11/26/13	1,600	1,230
		9,466
Insurance - 0.9%
Provident Companies, Inc.:
7% 7/15/18	11,260	10,982
7.25% 3/15/28	17,830	15,556
UnumProvident Corp.:
6.75% 12/15/28	4,814	4,140
7.19% 2/1/28	1,145	1,036
USI Holdings Corp. 9.75% 5/15/15 (h)	1,550	1,240
		32,954
Leisure - 1.1%
Six Flags Operations, Inc. 12.25% 7/15/16 (h)	43,228	39,121
Six Flags, Inc. 8.875% 2/1/10	914	731
		39,852
Metals/Mining - 2.0%
Aleris International, Inc. 9% 12/15/14	8,895	6,805
FMG Finance Property Ltd. 10.625% 9/1/16 (h)	13,835	15,910
Freeport-McMoRan Copper & Gold, Inc.:
8.25% 4/1/15	21,240	22,196
8.375% 4/1/17	21,580	22,686
Novelis, Inc. 7.25% 2/15/15	5,000	4,625
		72,222
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
Paper - 0.7%
Abitibi-Consolidated, Inc.:
6% 6/20/13	$ 7,500	$ 2,925
7.75% 6/15/11	1,500	713
13.75% 4/1/11 (h)	5,005	5,255
Georgia-Pacific Corp. 7.7% 6/15/15	10,645	9,900
Jefferson Smurfit Corp. U.S. 8.25% 10/1/12	5,000	4,363
Rock-Tenn Co. 9.25% 3/15/16 (h)	2,675	2,769
		25,925
Publishing/Printing - 2.5%
Cadmus Communications Corp. 8.375% 6/15/14	3,260	2,673
Cenveo Corp. 7.875% 12/1/13	19,620	16,285
Deluxe Corp.:
5% 12/15/12	7,295	5,982
5.125% 10/1/14	3,645	2,807
The Reader's Digest Association, Inc. 9% 2/15/17	12,940	7,505
TL Acquisitions, Inc.:
0% 7/15/15 (e)(h)	20,040	14,729
10.5% 1/15/15 (h)	23,450	20,284
Tribune Co. 4.875% 8/15/10	8,145	5,661
Valassis Communications, Inc. 8.25% 3/1/15	19,845	16,670
		92,596
Railroad - 0.1%
Kansas City Southern Railway Co. 8% 6/1/15	4,830	4,878
Restaurants - 0.3%
OSI Restaurant Partners, Inc. 10% 6/15/15	20,000	12,400
Services - 1.2%
ARAMARK Corp. 8.5% 2/1/15	10,870	10,788
Cardtronics, Inc. 9.25% 8/15/13	7,250	6,815
Cornell Companies, Inc. 10.75% 7/1/12	7,345	7,418
Muzak LLC/Muzak Finance Corp. 10% 2/15/09	6,460	5,749
Rental Service Corp. 9.5% 12/1/14	5,095	4,165
Sotheby's 7.75% 6/15/15 (h)	10,000	9,750
		44,685
Shipping - 0.2%
Navios Maritime Holdings, Inc. 9.5% 12/15/14	5,730	5,558
Specialty Retailing - 1.1%
General Nutrition Centers, Inc. 7.1994% 3/15/14 (i)	14,050	11,943
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
Specialty Retailing - continued
Intcomex, Inc. 11.75% 1/15/11	$ 6,260	$ 5,540
Sally Holdings LLC 10.5% 11/15/16	22,275	21,384
		38,867
Steels - 0.2%
PNA Group, Inc. 10.75% 9/1/16	6,790	8,080
Tube City IMS Corp. 9.75% 2/1/15	670	623
		8,703
Super Retail - 0.3%
NBC Acquisition Corp. 11% 3/15/13	12,830	10,489
Technology - 3.3%
Advanced Micro Devices, Inc. 7.75% 11/1/12	9,075	6,897
Avago Technologies Finance Ltd. 10.125% 12/1/13	12,850	13,557
Ceridian Corp. 11.25% 11/15/15 (h)	7,320	6,661
Freescale Semiconductor, Inc. 10.125% 12/15/16	27,795	21,819
Nortel Networks Corp. 10.75% 7/15/16 (h)	9,670	9,477
NXP BV:
5.5406% 10/15/13 (i)	10,405	8,116
9.5% 10/15/15	26,585	18,410
Open Solutions, Inc. 9.75% 2/1/15 (h)	1,550	1,186
Spansion LLC 11.25% 1/15/16 (h)	7,835	4,858
SS&C Technologies, Inc. 11.75% 12/1/13	8,145	8,552
SunGard Data Systems, Inc. 10.25% 8/15/15	5,555	5,638
Viasystems, Inc. 10.5% 1/15/11	13,440	13,171
		118,342
Telecommunications - 4.6%
Cincinnati Bell, Inc. 8.375% 1/15/14	3,095	2,925
Citizens Communications Co. 7.875% 1/15/27	6,970	5,994
Cricket Communications, Inc. 10% 7/15/15 (h)	8,790	8,834
Digicel Group Ltd. 8.875% 1/15/15 (h)	19,270	17,680
Intelsat Jackson Holdings Ltd. 11.5% 6/15/16 (h)	1,180	1,224
Intelsat Ltd.:
6.5% 11/1/13	56,412	41,181
7.625% 4/15/12	31,775	26,691
11.25% 6/15/16	27,225	28,314
Level 3 Financing, Inc. 12.25% 3/15/13	6,100	6,146
MetroPCS Wireless, Inc. 9.25% 11/1/14	13,840	13,425
Sprint Capital Corp. 6.875% 11/15/28	7,515	5,956
Windstream Corp. 8.625% 8/1/16	7,030	7,100
		165,470
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
Textiles & Apparel - 0.2%
Hanesbrands, Inc. 6.5081% 12/15/14 (h)(i)	$ 9,940	$ 8,822
TOTAL NONCONVERTIBLE BONDS		1,843,948
TOTAL CORPORATE BONDS (Cost $2,179,204)		1,896,307
Common Stocks - 16.1%
	Shares
Air Transportation - 0.8%
Delta Air Lines, Inc. (a)(f)	2,900,847	21,872
Northwest Airlines Corp. (a)	678,579	6,216
		28,088
Banks and Thrifts - 0.4%
Washington Mutual, Inc.	2,114,285	11,269
Washington Mutual, Inc.	505,500	2,694
		13,963
Broadcasting - 0.0%
Gray Television, Inc.	134,070	335
Building Materials - 1.5%
Armstrong World Industries, Inc.	72,354	2,439
Owens Corning (a)	1,976,622	51,412
		53,851
Cable TV - 0.1%
Charter Communications, Inc. Class A (a)(f)	2,032,900	2,318
Chemicals - 0.5%
Celanese Corp. Class A	300,000	11,559
NOVA Chemicals Corp. (f)	300,000	7,715
		19,274
Consumer Products - 1.4%
Revlon, Inc. Class A (sub. vtg.) (a)(g)	43,511,418	52,649
Containers - 0.2%
Anchor Glass Container Corp.	172,857	6,914
Pliant Corp. (a)	2,041	0
Trivest 1992 Special Fund Ltd. (a)(j)	3,037,732	0
		6,914
Common Stocks - continued
	Shares	Value (000s)
Electric Utilities - 0.9%
AES Corp. (a)	1,192,509	$ 19,247
Mirant Corp. (a)	435,643	13,335
		32,582
Energy - 1.9%
El Paso Corp.	1,700,900	30,497
EXCO Resources, Inc. (a)(h)	1,421,053	37,018
Teekay Tankers Ltd.	28,500	646
		68,161
Food/Beverage/Tobacco - 0.3%
American Italian Pasta Co. Class A (a)(g)	1,073,422	11,808
Gaming - 0.0%
Virgin Media, Inc. warrants 1/10/11 (a)	3	0
Healthcare - 2.4%
DaVita, Inc. (a)	906,946	50,653
Service Corp. International	272,300	2,606
Tenet Healthcare Corp. (a)	5,789,034	33,519
		86,778
Metals/Mining - 0.2%
Peabody Energy Corp.	87,000	5,886
Publishing/Printing - 0.3%
Cenveo, Inc. (a)	1,235,258	11,414
Shipping - 2.8%
Overseas Shipholding Group, Inc.	409,900	32,280
Ship Finance International Ltd. (NY Shares)	1,280,228	38,074
Teekay Corp.	765,000	33,408
		103,762
Technology - 1.3%
Amkor Technology, Inc. (a)	1,448,900	12,692
Flextronics International Ltd. (a)	2,665,000	23,798
Viasystems Group, Inc. (j)	1,026,780	9,241
		45,731
Telecommunications - 1.1%
ICO Global Communications Holdings Ltd. Class A (a)	43,772	173
One Communications (j)	925,628	3,240
PAETEC Holding Corp. (a)	6,388,426	37,628
		41,041
Common Stocks - continued
	Shares	Value (000s)
Textiles & Apparel - 0.0%
Arena Brands Holding Corp. Class B (a)(j)	42,253	$ 266
Pillowtex Corp. (a)	490,256	0
		266
TOTAL COMMON STOCKS (Cost $604,841)		584,821
Preferred Stocks - 3.8%

Convertible Preferred Stocks - 3.8%
Banks and Thrifts - 1.0%
Bank of America Corp. Series L, 7.25%	22,755	21,219
KeyCorp Series A, 7.75%	50,000	4,581
Wachovia Corp. 7.50%	10,700	9,367
		35,167
Diversified Financial Services - 0.1%
Legg Mason, Inc. 7.00%	85,900	3,411
Energy - 2.2%
El Paso Corp. 4.99%	54,500	79,175
Metals/Mining - 0.5%
Freeport-McMoRan Copper & Gold, Inc. 6.75%	144,300	20,164
TOTAL CONVERTIBLE PREFERRED STOCKS		137,917
Nonconvertible Preferred Stocks - 0.0%
Containers - 0.0%
Pliant Corp. Series AA 13.00%	18,036	1,804
TOTAL PREFERRED STOCKS (Cost $140,306)		139,721
Floating Rate Loans (l) - 23.4%
	Principal Amount (000s)
Aerospace - 0.5%
DeCrane Aircraft Holdings, Inc. Tranche 2LN, term loan 9.7913% 2/21/14 (i)	$ 250	234
McKechnie Aerospace Holdings Ltd. Tranche 2LN, term loan 7.49% 5/11/15 pay-in-kind (i)	130	105
Sequa Corp. term loan 6.0251% 12/3/14 (i)	18,235	17,277
		17,616
Floating Rate Loans (l) - continued
	Principal Amount (000s)	Value (000s)
Air Transportation - 1.2%
Delta Air Lines, Inc.:
Tranche 1LN, Revolving Credit-Linked Deposit 4.4626% 4/30/12 (i)	$ 45,213	$ 37,300
Tranche 2LN, term loan 5.7125% 4/30/14 (i)	11,064	7,302
		44,602
Automotive - 2.0%
AM General LLC term loan 8.21% 4/17/12 (i)	6,807	5,514
Ford Motor Co. term loan 5.46% 12/15/13 (i)	30,491	23,936
General Motors Corp. term loan 5.1625% 11/29/13 (i)	27,004	20,928
Visteon Corp. term loan 5.46% 6/13/13 (i)	29,015	21,471
		71,849
Broadcasting - 2.0%
Univision Communications, Inc. Tranche 1LN, term loan 5.1242% 9/29/14 (i)	90,045	73,837
Cable TV - 0.6%
CCO Holdings, LLC Tranche 3LN, term loan 5.3006% 9/6/14 (i)	28,745	22,996
Capital Goods - 0.3%
Dresser, Inc. Tranche 2LN, term loan 8.4688% 5/4/15 pay-in-kind (i)	6,905	6,612
Goodman Global, Inc. term loan 7.5019% 2/13/14 (i)	5,428	5,367
		11,979
Chemicals - 0.5%
MacDermid, Inc. Tranche B, term loan 4.8006% 4/12/14 (i)	11,499	10,579
Millennium America/Millennium Inorganic Chemicals Ltd. Tranche 2LN, term loan 8.5506% 11/18/14 (i)	3,630	2,541
Solutia, Inc. term loan 15.5% 2/28/09 (i)	5,110	5,008
		18,128
Containers - 0.2%
Berry Plastics Holding Corp. Tranche C, term loan 4.7844% 4/3/15 (i)	7,403	6,477
Diversified Financial Services - 0.2%
AX Acquisition Corp. Tranche B1, term loan 5.9375% 8/15/14 (i)	2,868	2,696
DaimlerChrysler Financial Services Tranche 1LN, term loan 6.78% 8/3/12 (i)	5,139	4,188
		6,884
Floating Rate Loans (l) - continued
	Principal Amount (000s)	Value (000s)
Diversified Media - 0.0%
Advanstar, Inc. Tranche 2LN, term loan 7.8006% 11/30/14 (i)	$ 710	$ 440
Energy - 1.2%
Antero Resources Corp. Tranche 2LN, term loan 7.3% 4/12/14 (i)	17,170	15,625
Hawkeye Renewables LLC Tranche 1LN, term loan 6.8624% 6/30/12 (i)	45,306	25,371
Venoco, Inc. Tranche 2LN, term loan 6.6875% 5/7/14 (i)	760	737
		41,733
Entertainment/Film - 0.1%
MGM Holdings II, Inc. Tranche B, term loan 6.0506% 4/8/12 (i)	5,596	4,253
Food/Beverage/Tobacco - 0.1%
Dean Foods Co. Tranche B, term loan 4.3047% 4/2/14 (i)	3,995	3,765
Gaming - 0.3%
Centaur Gaming LLC:
term loan 10/30/12 (k)	951	823
Tranche 1LN, term loan 6.8006% 10/30/12 (i)	4,049	3,502
Venetian Macau Ltd. Tranche B, term loan:
5.06% 5/26/12 (i)	2,366	2,283
5.06% 5/26/13 (i)	4,439	4,284
Venetian Macau US Finance, Inc. Tranche B, term loan 5.06% 5/25/13 (i)	1,695	1,636
		12,528
Healthcare - 2.4%
Community Health Systems, Inc.:
term loan 4.8544% 7/25/14 (i)	12,467	11,501
Tranche DD, term loan 7/25/14 (k)	638	588
HCA, Inc. Tranche B, term loan 5.0506% 11/17/13 (i)	75,739	71,384
Inverness Medical Innovations, Inc. Tranche 2LN, term loan 6.9213% 6/26/15 (i)	4,000	3,760
		87,233
Homebuilding/Real Estate - 0.1%
General Growth Properties, Inc. Tranche A1, term loan 3.62% 2/24/10 (i)	2,615	2,301
Floating Rate Loans (l) - continued
	Principal Amount (000s)	Value (000s)
Hotels - 0.2%
Fontainebleau Florida Hotel LLC:
Tranche B, term loan 5.9219% 6/6/14 (i)	$ 6,441	$ 5,121
Tranche DD, term loan 6/6/14 (k)	3,059	2,432
		7,553
Leisure - 0.3%
Six Flags, Inc. Tranche B, term loan 4.8809% 4/30/15 (i)	13,653	11,605
Paper - 0.5%
Boise Paper Holdings LLC Tranche 2LN, term loan 11% 2/22/15 (i)	7,375	6,933
NewPage Corp. term loan 6.5655% 12/21/14 (i)	985	975
White Birch Paper Co.:
Tranche 1LN, term loan 5.56% 5/8/14 (i)	6,503	4,617
Tranche 2LN, term loan 7.61% 11/8/14 (i)	8,620	4,741
		17,266
Publishing/Printing - 2.2%
Thomson Learning, Inc. term loan 4.96% 7/5/14 (i)	83,229	73,658
Tribune Co. Tranche B, term loan 0% 5/17/14 (i)	8,145	5,742
		79,400
Restaurants - 1.6%
OSI Restaurant Partners, Inc.:
Credit-Linked Deposit 5.0263% 6/14/13 (i)	5,008	4,207
term loan 5.125% 6/14/14 (i)	62,118	52,179
		56,386
Services - 0.7%
ARAMARK Corp.:
Credit-Linked Deposit 4.6756% 1/26/14 (i)	1,087	1,022
term loan 4.6756% 1/26/14 (i)	17,107	16,081
Brand Energy & Infrastructure Services, Inc. Tranche 2LN, term loan 8.7625% 2/7/15 (i)	1,175	1,081
Central Parking Corp.:
Tranche B 1LN, term loan 4.9281% 5/22/14 (i)	4,419	4,066
5.125% 5/22/14 (i)	1,502	1,382
		23,632
Specialty Retailing - 1.7%
Michaels Stores, Inc. term loan 4.8716% 10/31/13 (i)	78,496	63,189
Technology - 2.8%
Freescale Semiconductor, Inc. term loan 4.2206% 12/1/13 (i)	91,905	82,945
Floating Rate Loans (l) - continued
	Principal Amount (000s)	Value (000s)
Technology - continued
Intergraph Corp.:
Tranche 1LN, term loan 4.6456% 5/29/14 (i)	$ 654	$ 624
Tranche 2LN, term loan 8.6456% 11/29/14 (i)	17,150	16,357
Open Solutions, Inc. term loan 5.145% 1/23/14 (i)	3,485	3,067
		102,993
Telecommunications - 1.7%
Level 3 Communications, Inc. term loan 4.9433% 3/13/14 (i)	44,425	40,593
One Communications Tranche C, term loan 6.8165% 4/19/13 (i)	9,078	8,216
Paetec Communications, Inc. Tranche B, term loan 4.9631% 2/28/13 (i)	533	511
Time Warner Telecom, Inc. Tranche B, term loan 4.47% 1/7/13 (i)	4,343	4,164
Wind Telecomunicazioni SpA term loan 10.035% 12/12/11 pay-in-kind (i)	7,194	6,737
		60,221
TOTAL FLOATING RATE LOANS (Cost $901,307)		848,866
Money Market Funds - 3.6%
	Shares
Fidelity Cash Central Fund, 2.35% (b)	107,735,267	107,735
Fidelity Securities Lending Cash Central Fund, 2.35% (b)(c)	22,780,200	22,780
TOTAL MONEY MARKET FUNDS (Cost $130,515)		130,515
Cash Equivalents - 0.2%
	Maturity Amount (000s)	Value (000s)
Investments in repurchase agreements in a joint trading account at 2.07%, dated 7/31/08 due 8/1/08 (Collateralized by U.S. Treasury Obligations) # (Cost $9,030)	9,031	$ 9,030
TOTAL INVESTMENT PORTFOLIO - 99.3% (Cost $3,965,203)		3,609,260
NET OTHER ASSETS - 0.7%		25,131
NET ASSETS - 100%		$ 3,634,391
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Non-income producing - Issuer is in default.
(e) Security initially issued in zero coupon form which converts to coupon form at a specified rate and date. The rate shown is the rate at period end.
(f) Security or a portion of the security is on loan at period end.
(g) Affiliated company

(h) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $446,937,000 or 12.3% of net assets.

(i) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(j) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $22,001,000 or 0.6% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
Arena Brands Holding Corp. Class B	6/18/97 - 7/13/98	$ 1,538
ICO North America, Inc. 7.5% 8/15/09	8/12/05 - 2/15/08	$ 11,241
One Communications	11/18/04 - 6/29/06	$ 4,418
Trivest 1992 Special Fund Ltd.	7/30/92	$ -
Viasystems Group, Inc.	2/13/04	$ 20,664

(k) Position or a portion of the position represents an unfunded loan commitment. At period end, the total principal amount and market value of unfunded commitments totaled $4,647,000 and $3,841,000, respectively. The coupon rate will be determined at time of settlement.

(l) Remaining maturities of floating rate loans may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted with certainty.

# Additional Information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value (000s)
$9,030,000 due 8/01/08 at 2.07%
Banc of America Securities LLC	$ 1,796
Barclays Capital, Inc.	2,512
ING Financial Markets LLC	2,010
Lehman Brothers, Inc.	2,712
$ 9,030
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 4,939
Fidelity Securities Lending Cash Central Fund	142
Total	$ 5,081
Other Affiliated Issuers
An affiliated company is a company in which the fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliate (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
American Italian Pasta Co. Class A	$ -	$ 7,238	$ -	$ -	$ 11,808
Revlon, Inc. Class A (sub. vtg.)	47,332	2,417	433	-	52,649
Total	$ 47,332	$ 9,655	$ 433	$ -	$ 64,457
Income Tax Information

At July 31, 2008, the aggregate cost of investment securities for income tax purposes was $3,941,755,000. Net unrealized depreciation aggregated $332,495,000, of which $156,851,000 related to appreciated investment securities and $489,346,000 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. Wherever possible, the Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Debt securities, including restricted securities, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as available dealer supplied prices. Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value. Actual prices received at disposition may differ.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value calculation under these procedures may differ from published prices for the same securities.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report
for
Fidelity® Advisor
High Income Fund
Class A
Class T
Class B
Class C
Institutional Class

July 31, 2008

1.804861.104

AHI-QTLY-0908

Investments July 31, 2008 (Unaudited)

Showing Percentage of Net Assets

Corporate Bonds - 86.0%
	Principal Amount	Value
Convertible Bonds - 0.8%
Energy - 0.2%
Chesapeake Energy Corp. 2.5% 5/15/37	$ 760,000	$ 1,049,104
Technology - 0.6%
Advanced Micro Devices, Inc. 6% 5/1/15	1,810,000	945,001
Lucent Technologies, Inc. 2.875% 6/15/25	533,000	415,585
Nortel Networks Corp.:
1.75% 4/15/12 (f)	1,265,000	906,853
1.75% 4/15/12	250,000	179,220
		2,446,659
TOTAL CONVERTIBLE BONDS		3,495,763
Nonconvertible Bonds - 85.2%
Aerospace - 0.8%
BE Aerospace, Inc. 8.5% 7/1/18	300,000	309,750
Bombardier, Inc.:
7.45% 5/1/34 (f)	1,364,000	1,278,750
8% 11/15/14 (f)	975,000	994,500
Sequa Corp.:
11.75% 12/1/15 (f)	850,000	731,000
13.5% 12/1/15 pay-in-kind (f)	425,000	362,313
		3,676,313
Air Transportation - 2.2%
American Airlines, Inc. pass-thru trust certificates:
6.817% 5/23/11	3,100,000	2,356,000
6.977% 11/23/22	245,764	157,289
7.324% 4/15/11	960,000	835,200
8.608% 10/1/12	200,000	160,000
AMR Corp. 9% 8/1/12	775,000	472,750
Continental Airlines, Inc. pass-thru trust certificates:
7.875% 7/2/18	170,463	114,210
9.558% 9/1/19	219,256	157,864
Continental Airlines, Inc. pass-thru trust certificates:
7.566% 9/15/21	190,384	165,634
8.388% 5/1/22	208,771	165,973
9.798% 4/1/21	3,280,175	2,755,347
Delta Air Lines, Inc. pass-thru trust certificates:
8.021% 8/10/22	620,437	459,124
8.954% 8/10/14 (f)	912,863	675,519
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
Air Transportation - continued
Northwest Airlines, Inc. pass-thru trust certificates 8.028% 11/1/17	$ 700,000	$ 560,000
United Air Lines, Inc. pass-thru trust certificates Class B, 7.336% 7/2/19	1,194,210	824,005
		9,858,915
Automotive - 1.5%
Ford Motor Co.:
6.5% 8/1/18	440,000	250,800
7.45% 7/16/31	870,000	452,400
Ford Motor Credit Co. LLC:
5.7% 1/15/10	850,000	732,269
7% 10/1/13	170,000	119,000
7.25% 10/25/11	500,000	377,988
7.375% 10/28/09	840,000	765,127
7.875% 6/15/10	420,000	357,698
9.875% 8/10/11	840,000	684,965
General Motors Acceptance Corp.:
6.75% 12/1/14	170,000	96,050
6.875% 9/15/11	675,000	442,125
7% 2/1/12	420,000	265,718
7.75% 1/19/10	165,000	133,296
8% 11/1/31	170,000	95,200
General Motors Corp.:
7.2% 1/15/11	545,000	358,338
8.375% 7/15/33	170,000	90,100
GMAC LLC:
6% 4/1/11	1,300,000	832,888
6% 12/15/11	420,000	260,400
6.625% 5/15/12	170,000	106,675
Tenneco, Inc. 8.125% 11/15/15	510,000	453,900
		6,874,937
Broadcasting - 0.5%
Clear Channel Communications, Inc.:
5% 3/15/12	530,000	343,175
6.25% 3/15/11	425,000	344,250
7.65% 9/15/10	420,000	396,900
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
Broadcasting - continued
Nexstar Broadcasting, Inc. 7% 1/15/14	$ 375,000	$ 309,375
Umbrella Acquisition, Inc. 9.75% 3/15/15 pay-in-kind (f)	1,220,000	927,200
		2,320,900
Building Materials - 0.5%
Nortek, Inc. 10% 12/1/13 (f)	1,815,000	1,642,575
Ply Gem Industries, Inc. 11.75% 6/15/13 (f)	845,000	752,050
		2,394,625
Cable TV - 3.8%
Cablevision Systems Corp.:
7.1325% 4/1/09 (g)	1,030,000	1,035,150
8% 4/15/12	1,295,000	1,230,250
Charter Communications Holdings I LLC:
9.92% 4/1/14	2,035,000	1,037,850
11.125% 1/15/14	735,000	407,925
12.125% 1/15/15 (e)	1,105,000	618,800
Charter Communications Holdings I LLC/Charter Communications Holdings I Capital Corp. 11% 10/1/15	1,885,000	1,357,200
Charter Communications Holdings II LLC/Charter Communications Holdings II Capital Corp. 10.25% 9/15/10	1,825,000	1,724,625
Charter Communications Operating LLC/Charter Communications Operating Capital Corp.:
8.375% 4/30/14 (f)	900,000	855,000
10.875% 9/15/14 (f)	1,345,000	1,392,075
CSC Holdings, Inc.:
6.75% 4/15/12	635,000	604,838
7.625% 4/1/11	270,000	266,963
8.5% 6/15/15 (f)	1,400,000	1,379,000
DIRECTV Holdings LLC/DIRECTV Financing, Inc. 6.375% 6/15/15	1,800,000	1,701,000
EchoStar Communications Corp.:
6.375% 10/1/11	840,000	813,750
7% 10/1/13	450,000	427,500
Kabel Deutschland GmbH 10.625% 7/1/14	1,380,000	1,414,500
Videotron Ltd. 9.125% 4/15/18 (f)	705,000	731,438
		16,997,864
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
Capital Goods - 1.8%
Leucadia National Corp.:
7% 8/15/13	$ 380,000	$ 364,800
7.125% 3/15/17	3,080,000	2,926,000
Sensus Metering Systems, Inc. 8.625% 12/15/13	1,180,000	1,138,700
Terex Corp. 8% 11/15/17	3,625,000	3,516,250
		7,945,750
Chemicals - 2.0%
Chemtura Corp. 6.875% 6/1/16	1,385,000	1,149,550
Equistar Chemicals LP 7.55% 2/15/26	540,000	342,900
Momentive Performance Materials, Inc. 9.75% 12/1/14	3,750,000	3,337,500
Nalco Co.:
7.75% 11/15/11	1,155,000	1,163,663
8.875% 11/15/13	110,000	113,163
Nell AF Sarl 8.375% 8/15/15 (f)	800,000	516,000
NOVA Chemicals Corp.:
5.9525% 11/15/13 (g)	865,000	728,763
6.5% 1/15/12	1,825,000	1,642,500
		8,994,039
Consumer Products - 0.3%
Jostens Holding Corp. 0% 12/1/13 (d)	680,000	659,600
Revlon Consumer Products Corp. 9.5% 4/1/11	725,000	667,000
		1,326,600
Containers - 1.0%
Berry Plastics Corp. 7.5406% 2/15/15 (g)	810,000	753,300
BWAY Corp. 10% 10/15/10	1,580,000	1,576,050
Crown Americas LLC/Crown Americas Capital Corp. 7.75% 11/15/15	415,000	424,338
Crown Cork & Seal, Inc. 7.375% 12/15/26	165,000	140,250
Greif, Inc. 6.75% 2/1/17	1,890,000	1,809,675
		4,703,613
Diversified Financial Services - 0.2%
Residential Capital Corp. 8.375% 6/30/10	880,000	272,800
Residential Capital LLC 8.5% 5/15/10 (f)	847,000	605,605
		878,405
Diversified Media - 1.2%
Lamar Media Corp.:
6.625% 8/15/15	610,000	545,950
Series B, 6.625% 8/15/15	155,000	138,725
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
Diversified Media - continued
LBI Media Holdings, Inc. 0% 10/15/13 (d)	$ 1,020,000	$ 836,400
Nielsen Finance LLC/Nielsen Finance Co.:
0% 8/1/16 (d)	660,000	450,450
10% 8/1/14	775,000	780,813
10% 8/1/14 (f)	700,000	705,250
Quebecor Media, Inc. 7.75% 3/15/16	2,040,000	1,871,700
		5,329,288
Electric Utilities - 8.7%
AES Corp.:
7.75% 3/1/14	1,505,000	1,489,950
7.75% 10/15/15	970,000	960,300
8% 10/15/17	460,000	454,250
Aquila, Inc. 14.875% 7/1/12	1,000,000	1,160,000
Dynegy Holdings, Inc. 8.375% 5/1/16	1,580,000	1,576,050
Edison Mission Energy 7.2% 5/15/19	2,420,000	2,274,800
Energy Future Holdings:
10.875% 11/1/17 (f)	3,970,000	4,069,223
11.25% 11/1/17 pay-in-kind (f)	3,240,000	3,223,800
Intergen NV 9% 6/30/17 (f)	1,905,000	1,933,575
IPALCO Enterprises, Inc. 7.25% 4/1/16 (f)	835,000	826,650
Mirant Americas Generation LLC:
8.3% 5/1/11	190,000	192,850
8.5% 10/1/21	1,155,000	1,079,925
9.125% 5/1/31	490,000	436,100
NRG Energy, Inc.:
7.25% 2/1/14	2,605,000	2,546,388
7.375% 2/1/16	1,675,000	1,620,563
7.375% 1/15/17	2,240,000	2,128,000
NSG Holdings II, LLC 7.75% 12/15/25 (f)	3,200,000	3,072,000
Reliant Energy, Inc.:
7.625% 6/15/14	2,105,000	2,041,850
7.875% 6/15/17	1,485,000	1,436,738
Tenaska Alabama Partners LP 7% 6/30/21 (f)	1,182,513	1,105,649
Texas Competitive Electric Holdings Co. LLC:
Series A, 10.25% 11/1/15 (f)	2,635,000	2,635,000
Series B, 10.25% 11/1/15 (f)	1,550,000	1,550,000
10.5% 11/1/16 pay-in-kind (f)	1,120,000	1,080,800
		38,894,461
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
Energy - 10.8%
Atlas Pipeline Partners LP 8.125% 12/15/15	$ 1,440,000	$ 1,411,200
Chaparral Energy, Inc.:
8.5% 12/1/15	1,010,000	871,125
8.875% 2/1/17	1,210,000	1,043,625
Chesapeake Energy Corp.:
6.5% 8/15/17	845,000	790,075
6.875% 1/15/16	1,040,000	994,500
7.5% 6/15/14	490,000	494,288
7.625% 7/15/13	1,850,000	1,873,125
Compagnie Generale de Geophysique SA:
7.5% 5/15/15	420,000	417,900
7.75% 5/15/17	850,000	841,500
Complete Production Services, Inc. 8% 12/15/16	445,000	442,775
Connacher Oil and Gas Ltd. 10.25% 12/15/15 (f)	875,000	916,563
Dynegy Holdings, Inc. 8.75% 2/15/12	905,000	923,100
El Paso Performance-Linked Trust 7.75% 7/15/11 (f)	275,000	277,750
Energy Partners Ltd.:
7.9156% 4/15/13 (g)	1,090,000	964,650
9.75% 4/15/14	990,000	913,275
Forest Oil Corp.:
7.25% 6/15/19	930,000	871,875
7.75% 5/1/14	540,000	538,650
Hilcorp Energy I LP/Hilcorp Finance Co.:
7.75% 11/1/15 (f)	2,120,000	1,939,800
9% 6/1/16 (f)	1,630,000	1,577,025
Newfield Exploration Co. 7.125% 5/15/18	1,155,000	1,091,475
OPTI Canada, Inc.:
7.875% 12/15/14	1,875,000	1,858,688
8.25% 12/15/14	2,115,000	2,122,931
Pan American Energy LLC 7.75% 2/9/12 (f)	1,900,000	1,862,000
Parker Drilling Co. 9.625% 10/1/13	880,000	917,400
Petrohawk Energy Corp.:
7.875% 6/1/15 (f)	1,395,000	1,349,663
9.125% 7/15/13	2,405,000	2,417,025
Petroleum Development Corp. 12% 2/15/18	1,140,000	1,208,400
Pioneer Natural Resources Co. 6.65% 3/15/17	860,000	799,800
Plains Exploration & Production Co.:
7% 3/15/17	1,530,000	1,430,550
7.75% 6/15/15	320,000	314,400
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
Energy - continued
Range Resources Corp.:
6.375% 3/15/15 (Reg. S)	$ 1,795,000	$ 1,682,813
7.375% 7/15/13	2,515,000	2,515,000
SandRidge Energy, Inc.:
6.4163% 4/1/14 (f)(g)	2,100,000	2,016,000
8% 6/1/18 (f)	1,380,000	1,366,200
8.625% 4/1/15 pay-in-kind (f)	3,425,000	3,446,406
Seitel, Inc. 9.75% 2/15/14	1,620,000	1,458,000
Tesoro Corp. 6.5% 6/1/17	675,000	570,375
W&T Offshore, Inc. 8.25% 6/15/14 (f)	1,730,000	1,608,900
		48,138,827
Entertainment/Film - 0.2%
AMC Entertainment, Inc. 8% 3/1/14	780,000	694,200
Environmental - 0.4%
Allied Waste North America, Inc.:
6.875% 6/1/17	725,000	697,813
7.125% 5/15/16	775,000	755,625
Browning-Ferris Industries, Inc. 7.4% 9/15/35	220,000	204,600
		1,658,038
Food and Drug Retail - 0.4%
Rite Aid Corp.:
6.875% 8/15/13	455,000	270,725
7.5% 3/1/17	390,000	315,900
9.375% 12/15/15	450,000	286,875
10.375% 7/15/16	850,000	788,375
SUPERVALU, Inc. 7.5% 11/15/14	370,000	362,600
		2,024,475
Food/Beverage/Tobacco - 2.1%
Constellation Brands, Inc.:
7.25% 9/1/16	1,264,000	1,219,760
7.25% 5/15/17	430,000	413,875
8.375% 12/15/14	1,255,000	1,280,100
Dean Foods Co.:
6.9% 10/15/17	1,395,000	1,241,550
7% 6/1/16	1,235,000	1,117,675
National Beef Packing Co. LLC/National Beef Finance Corp. 10.5% 8/1/11	1,110,000	1,087,800
Pierre Foods, Inc. 9.875% 7/15/12 (c)	1,235,000	98,800
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
Food/Beverage/Tobacco - continued
Pilgrims Pride Corp.:
7.625% 5/1/15	$ 1,040,000	$ 881,400
8.375% 5/1/17	425,000	326,188
Smithfield Foods, Inc. 7.75% 7/1/17	1,980,000	1,653,300
		9,320,448
Gaming - 7.2%
Boyd Gaming Corp. 7.75% 12/15/12	390,000	312,000
Chukchansi Economic Development Authority:
6.3275% 11/15/12 (f)(g)	360,000	295,200
8% 11/15/13 (f)	795,000	651,900
Fontainebleau Las Vegas Holdings LLC/Fontainebleau Las Vegas Capital Corp. 10.25% 6/15/15 (f)	920,000	506,000
Galaxy Entertainment Finance Co. Ltd. 9.875% 12/15/12 (Reg. S)	905,000	872,194
Harrah's Operating Co., Inc.:
5.375% 12/15/13	365,000	204,400
5.5% 7/1/10	250,000	217,500
Mandalay Resort Group 9.375% 2/15/10	1,110,000	1,085,025
Mashantucket Western Pequot Tribe 8.5% 11/15/15 (f)	2,190,000	1,686,300
MGM Mirage, Inc.:
6.625% 7/15/15	2,555,000	2,018,450
6.75% 9/1/12	3,995,000	3,445,688
6.75% 4/1/13	415,000	345,488
6.875% 4/1/16	1,195,000	944,050
7.625% 1/15/17	2,925,000	2,354,625
Mohegan Tribal Gaming Authority:
6.125% 2/15/13	1,215,000	1,057,050
6.375% 7/15/09	580,000	564,050
7.125% 8/15/14	1,180,000	861,400
Park Place Entertainment Corp.:
7.875% 3/15/10	250,000	215,000
8.125% 5/15/11	895,000	673,488
Scientific Games Corp.:
6.25% 12/15/12	1,555,000	1,434,488
7.875% 6/15/16 (f)	1,165,000	1,124,225
Seminole Hard Rock Entertainment, Inc. 5.2763% 3/15/14 (f)(g)	1,445,000	1,112,650
Seneca Gaming Corp.:
Series B, 7.25% 5/1/12	1,660,000	1,510,600
7.25% 5/1/12	2,100,000	1,911,000
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
Gaming - continued
Snoqualmie Entertainment Authority:
6.9363% 2/1/14 (f)(g)	$ 1,365,000	$ 996,450
9.125% 2/1/15 (f)	1,440,000	1,036,800
Station Casinos, Inc.:
6% 4/1/12	425,000	297,500
7.75% 8/15/16	425,000	284,750
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp.:
6.625% 12/1/14	1,695,000	1,542,450
6.625% 12/1/14	2,655,000	2,416,050
		31,976,771
Healthcare - 6.6%
Bausch & Lomb, Inc. 9.875% 11/1/15 (f)	1,005,000	1,030,125
Biomet, Inc.:
10% 10/15/17	1,505,000	1,614,113
10.375% 10/15/17 pay-in-kind	600,000	630,000
11.625% 10/15/17	955,000	1,005,138
Community Health Systems, Inc. 8.875% 7/15/15	1,945,000	1,957,254
FMC Finance III SA 6.875% 7/15/17	885,000	845,175
HCA, Inc.:
6.5% 2/15/16	1,000,000	827,500
9.125% 11/15/14	2,725,000	2,796,531
9.25% 11/15/16	2,805,000	2,885,644
9.625% 11/15/16 pay-in-kind	1,845,000	1,898,044
IASIS Healthcare LLC/IASIS Capital Corp. 8.75% 6/15/14	1,385,000	1,385,000
Omega Healthcare Investors, Inc.:
7% 4/1/14	2,840,000	2,719,300
7% 1/15/16	1,635,000	1,528,725
ReAble Therapeutics Finance LLC/ReAble Therapeutics Finance Corp. 10.875% 11/15/14 (f)	1,840,000	1,840,000
Service Corp. International:
6.75% 4/1/15	625,000	581,250
7.5% 4/1/27	1,720,000	1,376,000
Tenet Healthcare Corp.:
6.5% 6/1/12	170,000	163,625
7.375% 2/1/13	1,015,000	959,175
United Surgical Partners International, Inc. 9.25% 5/1/17 pay-in-kind	115,000	98,325
Ventas Realty LP:
6.5% 6/1/16	665,000	616,788
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
Healthcare - continued
Ventas Realty LP: - continued
6.625% 10/15/14	$ 650,000	$ 615,875
Viant Holdings, Inc. 10.125% 7/15/17 (f)	928,000	784,160
VWR Funding, Inc. 10.25% 7/15/15	1,220,000	1,122,400
		29,280,147
Homebuilding/Real Estate - 1.6%
American Real Estate Partners/American Real Estate Finance Corp.:
7.125% 2/15/13	3,225,000	2,886,375
8.125% 6/1/12	3,075,000	2,936,625
D.R. Horton, Inc. 6.5% 4/15/16	380,000	309,700
K. Hovnanian Enterprises, Inc.:
6.375% 12/15/14	425,000	265,625
8.875% 4/1/12	255,000	172,125
11.5% 5/1/13 (f)	70,000	70,791
Pulte Homes, Inc. 5.25% 1/15/14	380,000	321,100
		6,962,341
Hotels - 0.5%
Host Hotels & Resorts LP 6.875% 11/1/14	225,000	200,250
Host Marriott LP 7.125% 11/1/13	2,415,000	2,233,875
		2,434,125
Insurance - 0.2%
USI Holdings Corp. 6.5506% 11/15/14 (f)(g)	1,045,000	867,350
Leisure - 2.2%
Royal Caribbean Cruises Ltd. yankee:
7% 6/15/13	2,740,000	2,431,750
7.25% 6/15/16	590,000	495,600
7.5% 10/15/27	1,680,000	1,276,800
Town Sports International Holdings, Inc. 0% 2/1/14 (d)	708,000	630,120
Universal City Development Partners Ltd./UCDP Finance, Inc. 11.75% 4/1/10	2,660,000	2,713,200
Universal City Florida Holding Co. I/II:
7.6228% 5/1/10 (g)	2,180,000	2,092,800
8.375% 5/1/10	225,000	220,500
		9,860,770
Metals/Mining - 4.1%
Arch Western Finance LLC 6.75% 7/1/13	1,165,000	1,167,913
Compass Minerals International, Inc. 12% 6/1/13	955,000	983,650
Drummond Co., Inc. 7.375% 2/15/16 (f)	3,090,000	2,796,450
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
Metals/Mining - continued
FMG Finance Property Ltd.:
6.6819% 9/1/11 (f)(g)	$ 1,560,000	$ 1,560,000
10% 9/1/13 (f)	945,000	1,020,600
10.625% 9/1/16 (f)	935,000	1,075,250
Freeport-McMoRan Copper & Gold, Inc.:
8.25% 4/1/15	2,405,000	2,513,225
8.375% 4/1/17	920,000	967,150
Massey Energy Co.:
6.625% 11/15/10	145,000	145,000
6.875% 12/15/13	2,990,000	2,922,725
Noranda Aluminium Acquisition Corp. 6.8275% 5/15/15 pay-in-kind (g)	1,355,000	1,172,075
Vedanta Resources PLC 6.625% 2/22/10 (f)	2,055,000	2,049,863
		18,373,901
Paper - 1.4%
Domtar Corp.:
5.375% 12/1/13	425,000	367,625
7.125% 8/15/15	585,000	541,125
Georgia-Pacific Corp.:
7% 1/15/15 (f)	3,145,000	2,948,438
8.875% 5/15/31	945,000	878,850
Graphic Packaging International, Inc. 8.5% 8/15/11	425,000	403,750
Jefferson Smurfit Corp. U.S. 7.5% 6/1/13	870,000	713,400
Stone Container Corp. 8.375% 7/1/12	225,000	199,125
Stone Container Finance Co. 7.375% 7/15/14	390,000	312,000
		6,364,313
Publishing/Printing - 1.0%
Scholastic Corp. 5% 4/15/13	1,035,000	864,225
The Reader's Digest Association, Inc. 9% 2/15/17	1,245,000	722,100
TL Acquisitions, Inc.:
0% 7/15/15 (d)(f)	810,000	595,350
10.5% 1/15/15 (f)	2,400,000	2,076,000
		4,257,675
Railroad - 0.1%
Kansas City Southern Railway Co. 8% 6/1/15	595,000	600,950
Restaurants - 0.7%
Carrols Corp. 9% 1/15/13	1,630,000	1,393,650
Landry's Restaurants, Inc. 9.5% 12/15/14	1,775,000	1,717,313
		3,110,963
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
Services - 3.4%
ARAMARK Corp.:
6.3728% 2/1/15 (g)	$ 2,235,000	$ 2,056,200
8.5% 2/1/15	1,150,000	1,141,375
Ashtead Capital, Inc. 9% 8/15/16 (f)	1,200,000	1,056,000
Avis Budget Car Rental LLC/Avis Budget Finance, Inc.:
5.1756% 5/15/14 (g)	120,000	82,800
7.625% 5/15/14	835,000	576,150
7.75% 5/15/16	975,000	658,125
FTI Consulting, Inc.:
7.625% 6/15/13	2,425,000	2,455,313
7.75% 10/1/16	595,000	606,900
Hertz Corp.:
8.875% 1/1/14	545,000	501,400
10.5% 1/1/16	790,000	687,300
Iron Mountain, Inc.:
6.625% 1/1/16	600,000	561,000
7.75% 1/15/15	1,030,000	1,030,000
8% 6/15/20	425,000	410,125
8.625% 4/1/13	1,110,000	1,114,163
JohnsonDiversey Holdings, Inc. 10.67% 5/15/13	290,000	288,550
JohnsonDiversey, Inc. 9.625% 5/15/12	125,000	126,250
Penhall International Corp. 12% 8/1/14 (f)	240,000	172,800
Rental Service Corp. 9.5% 12/1/14	825,000	674,438
US Investigations Services, Inc.:
10.5% 11/1/15 (f)	745,000	666,775
11.75% 5/1/16 (f)	570,000	467,400
		15,333,064
Shipping - 1.6%
Navios Maritime Holdings, Inc. 9.5% 12/15/14	1,455,000	1,411,350
Ship Finance International Ltd. 8.5% 12/15/13	3,995,000	4,034,950
Teekay Corp. 8.875% 7/15/11	1,460,000	1,540,300
		6,986,600
Steels - 1.7%
Evraz Group SA:
8.875% 4/24/13 (f)	785,000	765,375
9.5% 4/24/18 (f)	440,000	422,400
PNA Group, Inc. 10.75% 9/1/16	710,000	844,900
RathGibson, Inc. 11.25% 2/15/14	1,710,000	1,624,500
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
Steels - continued
Steel Dynamics, Inc.:
6.75% 4/1/15	$ 3,060,000	$ 2,868,750
7.375% 11/1/12	1,125,000	1,105,313
		7,631,238
Super Retail - 1.2%
AutoNation, Inc. 7% 4/15/14	385,000	330,138
NBC Acquisition Corp. 11% 3/15/13	1,980,000	1,618,650
Nebraska Book Co., Inc. 8.625% 3/15/12	1,055,000	857,188
Sonic Automotive, Inc. 8.625% 8/15/13	415,000	327,850
Toys 'R' US, Inc. 7.625% 8/1/11	2,270,000	2,020,300
		5,154,126
Technology - 5.1%
Amkor Technology, Inc.:
7.75% 5/15/13	675,000	615,938
9.25% 6/1/16	420,000	394,800
Avago Technologies Finance Ltd.:
10.125% 12/1/13	960,000	1,012,800
11.875% 12/1/15	425,000	454,750
Celestica, Inc. 7.875% 7/1/11	1,435,000	1,435,000
First Data Corp. 9.875% 9/24/15 (f)	835,000	738,975
Flextronics International Ltd.:
6.25% 11/15/14	585,000	538,200
6.5% 5/15/13	125,000	118,125
Freescale Semiconductor, Inc.:
6.6513% 12/15/14 (g)	1,045,000	817,713
8.875% 12/15/14	1,130,000	954,850
9.125% 12/15/14 pay-in-kind	430,000	342,925
10.125% 12/15/16	625,000	490,625
Jabil Circuit, Inc. 8.25% 3/15/18	1,470,000	1,455,300
Lucent Technologies, Inc.:
6.45% 3/15/29	2,500,000	1,775,000
6.5% 1/15/28	1,065,000	753,488
Nortel Networks Corp.:
7.0406% 7/15/11 (g)	1,715,000	1,612,100
10.125% 7/15/13	1,275,000	1,246,313
NXP BV 5.5406% 10/15/13 (g)	1,695,000	1,322,100
Seagate Technology HDD Holdings 6.8% 10/1/16	1,160,000	1,041,100
Spansion LLC 11.25% 1/15/16 (f)	430,000	266,600
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
Technology - continued
SunGard Data Systems, Inc.:
9.125% 8/15/13	$ 595,000	$ 606,900
10.25% 8/15/15	595,000	603,925
Xerox Capital Trust I 8% 2/1/27	4,085,000	4,003,300
		22,600,827
Telecommunications - 7.6%
Cincinnati Bell, Inc. 8.375% 1/15/14	1,565,000	1,478,925
Citizens Communications Co. 6.25% 1/15/13	780,000	739,050
Cricket Communications, Inc. 10% 7/15/15 (f)	1,055,000	1,060,275
Digicel Group Ltd.:
8.875% 1/15/15 (f)	1,725,000	1,582,688
9.125% 1/15/15 pay-in-kind (f)	1,055,000	967,963
9.25% 9/1/12 (f)	2,360,000	2,407,200
Intelsat Jackson Holdings Ltd.:
9.5% 6/15/16 (f)	2,365,000	2,382,738
11.5% 6/15/16 (f)	460,000	477,250
Intelsat Ltd.:
6.5% 11/1/13	3,120,000	2,277,600
7.625% 4/15/12	2,090,000	1,755,600
Intelsat Subsidiary Holding Co. Ltd. 8.875% 1/15/15 (f)	2,450,000	2,413,250
Level 3 Financing, Inc.:
6.7044% 2/15/15 (g)	1,365,000	1,112,475
8.75% 2/15/17	100,000	86,750
9.25% 11/1/14	405,000	366,525
Mobile Telesystems Finance SA 8% 1/28/12 (f)	1,301,000	1,297,748
Nextel Communications, Inc.:
5.95% 3/15/14	390,000	296,400
6.875% 10/31/13	1,400,000	1,099,000
7.375% 8/1/15	880,000	677,600
Orascom Telecom Finance SCA 7.875% 2/8/14 (f)	2,385,000	2,188,238
Qwest Corp.:
6.0263% 6/15/13 (g)	2,450,000	2,284,625
7.625% 6/15/15	120,000	110,400
Rural Cellular Corp. 5.6819% 6/1/13 (g)	1,150,000	1,150,000
Sprint Capital Corp. 6.875% 11/15/28	230,000	182,275
Sprint Nextel Corp. 6% 12/1/16	565,000	476,013
Time Warner Telecom Holdings, Inc. 9.25% 2/15/14	885,000	893,850
U.S. West Communications 7.5% 6/15/23	495,000	405,900
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
Telecommunications - continued
Vimpel Communications:
8.375% 4/30/13 (Issued by VIP Finance Ireland Ltd. for Vimpel Communications) (f)	$ 3,100,000	$ 3,022,500
9.125% 4/30/18 (Issued by VIP Finance Ireland Ltd. for Vimpel Communications) (f)	685,000	668,766
		33,861,604
Textiles & Apparel - 0.6%
Hanesbrands, Inc. 6.5081% 12/15/14 (f)(g)	1,225,000	1,087,188
Levi Strauss & Co.:
8.875% 4/1/16	1,220,000	1,094,950
9.75% 1/15/15	320,000	300,800
		2,482,938
TOTAL NONCONVERTIBLE BONDS		380,171,401
TOTAL CORPORATE BONDS (Cost $411,731,046)		383,667,164
Preferred Stocks - 1.0%
	Shares
Convertible Preferred Stocks - 0.5%
Electric Utilities - 0.2%
AES Trust III 6.75%	23,000	1,059,610
Energy - 0.3%
El Paso Corp. 4.99%	860	1,249,361
TOTAL CONVERTIBLE PREFERRED STOCKS		2,308,971
Nonconvertible Preferred Stocks - 0.5%
Banks and Thrifts - 0.1%
Fannie Mae Series S, 8.25%	8,800	147,752
Telecommunications - 0.4%
Rural Cellular Corp. 12.25% pay-in-kind (a)	1,426	1,782,500
TOTAL NONCONVERTIBLE PREFERRED STOCKS		1,930,252
TOTAL PREFERRED STOCKS (Cost $4,089,902)		4,239,223
Floating Rate Loans (i) - 6.3%
	Principal Amount	Value
Air Transportation - 0.1%
United Air Lines, Inc. Tranche B, term loan 4.5745% 2/1/14 (g)	$ 565,000	$ 408,213
Automotive - 0.3%
Federal-Mogul Corp.:
Tranche B, term loan 4.4014% 12/27/14 (g)	922,046	728,416
Tranche C, term loan 4.399% 12/27/15 (g)	713,844	562,152
		1,290,568
Broadcasting - 0.1%
Univision Communications, Inc. Tranche 1LN, term loan 5.1242% 9/29/14 (g)	580,000	475,600
Cable TV - 1.0%
Charter Communications Operating LLC Tranche B 1LN, term loan 4.7997% 3/6/14 (g)	1,109,425	979,068
CSC Holdings, Inc. Tranche B, term loan 4.2063% 3/31/13 (g)	1,863,833	1,770,642
Insight Midwest Holdings LLC Tranche B, term loan 4.47% 4/6/14 (g)	1,550,000	1,488,000
		4,237,710
Capital Goods - 0.4%
Dresser, Inc.:
Tranche 2LN, term loan 8.4688% 5/4/15 pay-in-kind (g)	1,810,000	1,733,075
Tranche B 1LN, term loan 4.9657% 5/4/14 (g)	164,998	157,986
		1,891,061
Containers - 0.3%
Anchor Glass Container Corp. term loan 7.75% 6/20/14 (g)	1,548,607	1,517,635
Electric Utilities - 0.6%
Ashmore Energy International:
Revolving Credit-Linked Deposit 5.8006% 3/30/12 (g)	250,608	229,306
term loan 5.8006% 3/30/14 (g)	1,827,670	1,672,318
Texas Competitive Electric Holdings Co. LLC Tranche B3, term loan 6.2623% 10/10/14 (g)	756,190	710,819
		2,612,443
Entertainment/Film - 0.3%
Zuffa LLC term loan 4.5% 6/19/15 (g)	1,861,448	1,554,309
Gaming - 0.2%
Fantasy Springs Resort Casino term loan 9.44% 8/6/12 (g)	1,200,000	1,056,000
Floating Rate Loans (i) - continued
	Principal Amount	Value
Healthcare - 1.1%
Community Health Systems, Inc.:
term loan 4.8544% 7/25/14 (g)	$ 2,753,885	$ 2,540,459
Tranche DD, term loan 7/25/14 (h)	140,890	129,971
HCA, Inc. Tranche B, term loan 5.0506% 11/17/13 (g)	1,572,020	1,481,629
PTS Acquisition Corp. term loan 5.0506% 4/10/14 (g)	1,035,413	903,398
		5,055,457
Paper - 0.4%
Georgia-Pacific Corp. Tranche B1, term loan 4.4487% 12/23/12 (g)	1,991,839	1,877,308
Restaurants - 0.1%
OSI Restaurant Partners, Inc.:
Credit-Linked Deposit 5.0263% 6/14/13 (g)	49,152	41,288
term loan 5.125% 6/14/14 (g)	616,093	517,519
		558,807
Services - 0.2%
Penhall International Corp. term loan 10.1325% 4/1/12 pay-in-kind (g)	906,294	706,909
Technology - 0.6%
Kronos, Inc.:
Tranche 1LN, term loan 5.0506% 6/11/14 (g)	1,277,714	1,175,497
Tranche 2LN, term loan 8.5506% 6/11/15 (g)	1,250,000	1,043,750
SS&C Technologies, Inc. term loan 4.7808% 11/23/12 (g)	329,616	311,487
		2,530,734
Telecommunications - 0.2%
Digicel International Finance Ltd. term loan 5.3125% 3/30/12 (g)	820,000	773,875
Textiles & Apparel - 0.4%
Hanesbrands, Inc.:
term loan 6.545% 3/5/14 (g)	120,000	116,850
Tranche B 1LN, term loan 4.546% 9/5/13 (g)	435,000	418,144
Levi Strauss & Co. term loan 4.7113% 4/4/14 (g)	1,375,000	1,144,688
		1,679,682
TOTAL FLOATING RATE LOANS (Cost $30,110,588)		28,226,311
Money Market Funds - 4.0%
	Shares	Value
Fidelity Cash Central Fund, 2.31% (b) (Cost $17,895,262)	17,895,262	$ 17,895,262
TOTAL INVESTMENT PORTFOLIO - 97.3% (Cost $463,826,798)		434,027,960
NET OTHER ASSETS - 2.7%		12,190,671
NET ASSETS - 100%		$ 446,218,631
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Non-income producing - Issuer is in default.
(d) Security initially issued in zero coupon form which converts to coupon form at a specified rate and date. The rate shown is the rate at period end.
(e) Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.

(f) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $100,548,163 or 22.5% of net assets.

(g) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(h) Position represents an unfunded loan commitment. At period end, the total principal amount and market value of unfunded commitments totaled $140,890 and $129,971, respectively. The coupon rate will be determined at time of settlement.

(i) Remaining maturities of floating rate loans may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted with certainty.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 619,506
Income Tax Information

At July 31, 2008, the aggregate cost of investment securities for income tax purposes was $462,693,380. Net unrealized depreciation aggregated $28,665,420, of which $3,133,075 related to appreciated investment securities and $31,798,495 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. Wherever possible, the Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Debt securities, including restricted securities, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as available dealer supplied prices. Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value. Actual prices received at disposition may differ.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value calculation under these procedures may differ from published prices for the same securities.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report
for
Fidelity® Advisor Value Fund
Class A
Class T
Class B
Class C
Institutional Class

July 31, 2008

1.804833.104

FAV-QTLY-0908

Investments July 31, 2008 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 96.7%
	Shares	Value
CONSUMER DISCRETIONARY - 19.7%
Auto Components - 1.0%
ArvinMeritor, Inc.	12,900	$ 178,149
Gentex Corp.	11,951	184,762
Johnson Controls, Inc.	17,900	539,864
The Goodyear Tire & Rubber Co. (a)	25,600	502,528
		1,405,303
Automobiles - 1.3%
Bayerische Motoren Werke AG (BMW)	900	40,420
Fiat SpA	11,400	196,130
Ford Motor Co. (a)(d)	105,000	504,000
Harley-Davidson, Inc.	4,600	174,064
Nissan Motor Co. Ltd.	22,702	174,758
Renault SA	6,455	535,824
Winnebago Industries, Inc. (d)	19,102	243,742
		1,868,938
Diversified Consumer Services - 1.2%
Corinthian Colleges, Inc. (a)(d)	5,400	85,050
H&R Block, Inc.	40,900	995,097
Hillenbrand, Inc.	19,542	452,397
Regis Corp.	3,400	95,166
Service Corp. International	14,100	134,937
		1,762,647
Hotels, Restaurants & Leisure - 2.0%
Aristocrat Leisure Ltd.	3	14
Brinker International, Inc.	39,630	728,796
Carnival Corp. unit	23,400	864,396
DineEquity, Inc.	1,200	27,720
Pinnacle Entertainment, Inc. (a)(d)	5,500	62,150
Royal Caribbean Cruises Ltd.	36,260	923,905
Starwood Hotels & Resorts Worldwide, Inc.	850	29,147
Vail Resorts, Inc. (a)(d)	4,700	189,786
		2,825,914
Household Durables - 4.6%
Black & Decker Corp. (d)	17,605	1,056,652
Centex Corp.	30,600	449,208
Ethan Allen Interiors, Inc. (d)	22,700	569,770
Jarden Corp. (a)(d)	19,100	458,973
KB Home	6,600	116,094
La-Z-Boy, Inc. (d)	13,900	102,582
Leggett & Platt, Inc. (d)	43,800	854,100
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Household Durables - continued
Newell Rubbermaid, Inc.	17,600	$ 290,928
Pulte Homes, Inc.	18,100	221,001
Sealy Corp., Inc. (d)	30,700	209,681
Tempur-Pedic International, Inc. (d)	14,300	134,277
The Stanley Works	25,560	1,136,909
Whirlpool Corp.	12,700	961,390
		6,561,565
Leisure Equipment & Products - 1.4%
Brunswick Corp.	44,630	575,727
Eastman Kodak Co.	84,020	1,230,053
Pool Corp. (d)	7,600	167,808
		1,973,588
Media - 2.8%
Cinemark Holdings, Inc. (d)	35,167	515,548
Gannett Co., Inc. (d)	19,600	355,152
Informa PLC	19,900	171,408
Lamar Advertising Co. Class A (a)(d)	9,944	377,673
Live Nation, Inc. (a)(d)	14,762	186,296
Omnicom Group, Inc.	11,800	503,742
R.H. Donnelley Corp. (a)(d)	22,900	35,495
Regal Entertainment Group Class A (d)	30,962	515,517
Scripps Networks Interactive, Inc. Class A	32,258	1,307,739
WPP Group PLC	4,400	41,768
		4,010,338
Multiline Retail - 0.4%
Macy's, Inc.	6,200	116,622
Sears Holdings Corp. (a)(d)	4,600	372,600
		489,222
Specialty Retail - 4.5%
Advance Auto Parts, Inc.	6,000	246,540
AnnTaylor Stores Corp. (a)	20,883	470,912
Asbury Automotive Group, Inc.	17,553	173,950
AutoNation, Inc. (a)(d)	11,500	118,680
AutoZone, Inc. (a)	5,900	768,711
Chico's FAS, Inc. (a)(d)	15,800	88,006
Foot Locker, Inc. (d)	14,687	221,186
Group 1 Automotive, Inc. (d)	12,939	254,251
OfficeMax, Inc.	38,115	486,347
PetSmart, Inc.	44,924	1,020,224
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Specialty Retail - continued
Pier 1 Imports, Inc. (a)	44,100	$ 163,170
Select Comfort Corp. (a)	14,848	29,399
Sherwin-Williams Co. (d)	7,000	372,750
Staples, Inc.	27,824	626,040
Talbots, Inc. (d)	2,100	29,421
The Children's Place Retail Stores, Inc. (a)(d)	9,052	344,429
The Men's Wearhouse, Inc.	6,700	133,397
Williams-Sonoma, Inc. (d)	53,651	935,673
		6,483,086
Textiles, Apparel & Luxury Goods - 0.5%
Liz Claiborne, Inc.	51,304	670,543
VF Corp.	1,100	78,738
		749,281
TOTAL CONSUMER DISCRETIONARY		28,129,882
CONSUMER STAPLES - 4.8%
Beverages - 0.4%
Carlsberg AS:
Series A (d)	1,200	97,436
Series B	1,850	150,146
SABMiller plc	14,100	291,539
		539,121
Food & Staples Retailing - 1.6%
Rite Aid Corp. (a)(d)	137,950	176,576
SUPERVALU, Inc.	20,400	522,648
Sysco Corp.	48,000	1,361,280
Winn-Dixie Stores, Inc. (a)	11,357	180,463
		2,240,967
Food Products - 0.9%
Cermaq ASA	11,200	113,806
Leroy Seafood Group ASA (d)	9,900	185,852
Marine Harvest ASA (a)(d)	482,000	341,481
Tyson Foods, Inc. Class A (d)	46,700	695,830
		1,336,969
Household Products - 0.5%
Energizer Holdings, Inc. (a)	9,400	670,596
Common Stocks - continued
	Shares	Value
CONSUMER STAPLES - continued
Personal Products - 1.4%
Avon Products, Inc.	48,000	$ 2,035,203
TOTAL CONSUMER STAPLES		6,822,856
ENERGY - 8.4%
Energy Equipment & Services - 2.6%
BJ Services Co.	18,013	529,582
Calfrac Well Services Ltd.	4,800	125,550
ENSCO International, Inc.	2,000	138,280
Nabors Industries Ltd. (a)	9,360	341,266
National Oilwell Varco, Inc. (a)	11,333	891,114
Patterson-UTI Energy, Inc.	8,233	233,982
Smith International, Inc.	8,500	632,230
Weatherford International Ltd. (a)	19,974	753,619
		3,645,623
Oil, Gas & Consumable Fuels - 5.8%
Boardwalk Pipeline Partners, LP	20,308	480,487
Cabot Oil & Gas Corp.	18,100	796,581
Canadian Natural Resources Ltd.	6,400	500,136
Chesapeake Energy Corp.	7,100	356,065
Copano Energy LLC	9,144	286,573
El Paso Pipeline Partners LP	1,996	38,922
Energy Transfer Equity LP	11,606	344,930
EOG Resources, Inc.	6,700	673,551
EXCO Resources, Inc. (a)	19,900	518,395
Foundation Coal Holdings, Inc.	5,525	328,185
Hess Corp.	8,050	816,270
NuStar Energy LP	1,923	88,266
Petrohawk Energy Corp. (a)	7,500	249,900
Plains Exploration & Production Co. (a)	3,300	184,701
Southwestern Energy Co. (a)	4,800	174,288
Suncor Energy, Inc.	14,200	771,961
Talisman Energy, Inc.	5,700	101,936
Ultra Petroleum Corp. (a)	10,400	742,352
Valero Energy Corp.	24,080	804,513
Western Gas Partners LP	2,900	45,530
		8,303,542
TOTAL ENERGY		11,949,165
Common Stocks - continued
	Shares	Value
FINANCIALS - 17.6%
Capital Markets - 1.9%
Bank of New York Mellon Corp.	10,647	$ 377,969
Fortress Investment Group LLC (d)	20,732	245,882
Greenhill & Co., Inc.	600	36,858
Janus Capital Group, Inc.	10,400	315,536
Legg Mason, Inc.	13,000	524,550
Lehman Brothers Holdings, Inc.	12,200	211,548
State Street Corp.	3,600	257,904
T. Rowe Price Group, Inc.	7,141	427,389
TD Ameritrade Holding Corp. (a)	17,852	355,433
		2,753,069
Commercial Banks - 3.5%
Associated Banc-Corp. (d)	13,291	221,827
Boston Private Financial Holdings, Inc. (d)	11,505	90,084
Fifth Third Bancorp (d)	51,700	722,249
KeyCorp	43,700	461,035
PNC Financial Services Group, Inc.	5,000	356,450
Prosperity Bancshares, Inc.	2,300	73,830
Sterling Financial Corp., Washington	4,200	31,416
Susquehanna Bancshares, Inc., Pennsylvania (d)	8,775	125,658
U.S. Bancorp, Delaware	12,400	379,564
UCBH Holdings, Inc. (d)	29,989	135,250
UnionBanCal Corp.	12,346	663,227
Wachovia Corp.	60,450	1,043,972
Zions Bancorp (d)	21,158	619,295
		4,923,857
Consumer Finance - 1.0%
Capital One Financial Corp. (d)	27,800	1,163,708
Discover Financial Services	16,714	244,860
		1,408,568
Diversified Financial Services - 1.8%
Bank of America Corp.	24,168	795,127
Bolsa de Mercadorias & Futuros - BM&F SA	3,700	32,633
CIT Group, Inc.	31,138	264,050
Citigroup, Inc.	9,900	185,031
Deutsche Boerse AG	800	91,074
JPMorgan Chase & Co.	25,514	1,036,634
KKR Financial Holdings LLC	11,300	116,051
		2,520,600
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Insurance - 2.0%
AMBAC Financial Group, Inc. (d)	20,360	$ 51,307
American International Group, Inc.	17,200	448,060
LandAmerica Financial Group, Inc.	500	5,745
Maiden Holdings Ltd. (e)	6,800	47,464
Marsh & McLennan Companies, Inc.	33,069	934,199
MBIA, Inc. (d)	17,390	103,123
Principal Financial Group, Inc.	11,871	504,636
Willis Group Holdings Ltd.	13,400	419,018
XL Capital Ltd.	22,600	404,314
		2,917,866
Real Estate Investment Trusts - 5.0%
Alexandria Real Estate Equities, Inc.	4,200	433,692
Annaly Capital Management, Inc.	5,600	84,392
CapitalSource, Inc. (d)	26,153	303,898
Chimera Investment Corp.	5,900	45,371
Developers Diversified Realty Corp.	12,200	389,912
Digital Realty Trust, Inc. (d)	11,500	493,465
General Growth Properties, Inc.	24,419	669,325
HCP, Inc.	19,200	692,544
Highwoods Properties, Inc. (SBI)	12,930	471,945
Kimco Realty Corp.	12,700	448,183
Public Storage	10,300	843,467
Simon Property Group, Inc.	4,900	453,887
SL Green Realty Corp. (d)	4,100	341,694
Tanger Factory Outlet Centers, Inc.	4,010	149,733
UDR, Inc.	20,900	533,786
Vornado Realty Trust (d)	8,320	790,982
		7,146,276
Real Estate Management & Development - 0.8%
Brookfield Properties Corp.	21,500	405,920
CB Richard Ellis Group, Inc. Class A (a)(d)	45,389	637,715
The St. Joe Co. (d)	4,000	140,120
		1,183,755
Thrifts & Mortgage Finance - 1.6%
Fannie Mae	35,240	405,260
Freddie Mac	25,470	208,090
Hudson City Bancorp, Inc.	36,100	659,186
MGIC Investment Corp.	5,100	32,640
New York Community Bancorp, Inc. (d)	35,800	594,996
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Thrifts & Mortgage Finance - continued
People's United Financial, Inc.	7,600	$ 129,048
Washington Federal, Inc.	15,435	287,091
		2,316,311
TOTAL FINANCIALS		25,170,302
HEALTH CARE - 5.9%
Biotechnology - 0.6%
Cephalon, Inc. (a)	8,300	607,228
Cubist Pharmaceuticals, Inc. (a)	7,946	180,056
Molecular Insight Pharmaceuticals, Inc. (a)	1,800	15,192
		802,476
Health Care Equipment & Supplies - 0.4%
American Medical Systems Holdings, Inc. (a)	8,200	135,054
Boston Scientific Corp. (a)	12,900	153,381
Hill-Rom Holdings, Inc. (d)	8,270	232,304
Stryker Corp.	1,300	83,447
		604,186
Health Care Providers & Services - 2.7%
AmerisourceBergen Corp.	7,477	313,062
Brookdale Senior Living, Inc. (d)	17,478	266,714
Community Health Systems, Inc. (a)	27,010	890,790
Emeritus Corp. (a)	4,304	72,522
HealthSouth Corp. (a)(d)	27,293	448,151
McKesson Corp.	6,500	363,935
Quest Diagnostics, Inc. (d)	3,300	175,428
UnitedHealth Group, Inc.	1,500	42,120
Universal Health Services, Inc. Class B	18,570	1,125,713
VCA Antech, Inc. (a)	5,469	159,367
		3,857,802
Health Care Technology - 0.4%
IMS Health, Inc.	26,089	545,260
Pharmaceuticals - 1.8%
Alpharma, Inc. Class A (a)	27,130	616,122
Barr Pharmaceuticals, Inc. (a)	19,150	1,263,517
Mylan, Inc. (d)	15,344	199,012
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Pharmaceuticals - continued
Schering-Plough Corp.	18,390	$ 387,661
Sepracor, Inc. (a)	6,900	120,612
		2,586,924
TOTAL HEALTH CARE		8,396,648
INDUSTRIALS - 10.7%
Aerospace & Defense - 0.4%
Heico Corp. Class A	4,315	122,287
Honeywell International, Inc.	9,040	459,594
		581,881
Air Freight & Logistics - 0.7%
United Parcel Service, Inc. Class B	15,700	990,356
Airlines - 0.1%
Delta Air Lines, Inc. (a)	15,800	119,132
Building Products - 0.7%
Masco Corp.	51,070	842,144
Owens Corning (a)	9,325	242,543
		1,084,687
Commercial Services & Supplies - 3.1%
ACCO Brands Corp. (a)	37,893	324,743
Allied Waste Industries, Inc. (a)	141,238	1,708,980
Consolidated Graphics, Inc. (a)	6,698	224,383
Copart, Inc. (a)	2,100	92,106
Manpower, Inc.	3,020	144,960
Monster Worldwide, Inc. (a)	3,900	69,186
R.R. Donnelley & Sons Co.	28,449	759,588
The Brink's Co.	15,391	1,061,363
		4,385,309
Construction & Engineering - 0.7%
Chicago Bridge & Iron Co. NV (NY Shares)	5,100	167,127
Dycom Industries, Inc. (a)	32,930	522,599
URS Corp. (a)	6,290	263,677
		953,403
Electrical Equipment - 0.1%
Cooper Industries Ltd. Class A	3,800	160,246
Zumtobel AG	1,800	32,139
		192,385
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Machinery - 3.1%
Albany International Corp. Class A	15,739	$ 451,709
Briggs & Stratton Corp. (d)	22,600	306,004
Cummins, Inc.	1,600	106,144
Eaton Corp.	4,050	287,712
Illinois Tool Works, Inc.	23,200	1,086,920
Ingersoll-Rand Co. Ltd. Class A	9,000	324,000
Navistar International Corp. (a)	7,200	403,200
Pentair, Inc.	27,400	948,588
Sulzer AG (Reg.)	2,970	356,086
Vallourec SA	189	56,275
Wabash National Corp.	10,163	94,516
		4,421,154
Marine - 0.0%
Alexander & Baldwin, Inc.	1,500	65,085
Safe Bulkers, Inc.	800	15,160
		80,245
Road & Rail - 1.2%
Canadian National Railway Co.	7,310	385,473
Con-way, Inc.	21,150	1,069,344
Ryder System, Inc. (d)	4,800	316,608
		1,771,425
Trading Companies & Distributors - 0.3%
Beacon Roofing Supply, Inc. (a)(d)	10,401	139,165
W.W. Grainger, Inc.	2,800	250,628
		389,793
Transportation Infrastructure - 0.3%
Macquarie Infrastructure Co. LLC (d)	16,748	375,490
TOTAL INDUSTRIALS		15,345,260
INFORMATION TECHNOLOGY - 16.4%
Communications Equipment - 0.9%
Alcatel-Lucent SA sponsored ADR	94,910	570,409
Motorola, Inc.	68,250	589,680
Powerwave Technologies, Inc. (a)(d)	39,275	161,028
		1,321,117
Computers & Peripherals - 1.3%
Gemalto NV (a)	1,900	71,647
NCR Corp. (a)	32,100	862,206
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Computers & Peripherals - continued
NetApp, Inc. (a)	30,600	$ 781,830
SanDisk Corp. (a)	7,500	105,750
Western Digital Corp. (a)	1,200	34,548
		1,855,981
Electronic Equipment & Instruments - 4.8%
Agilent Technologies, Inc. (a)(d)	37,100	1,337,826
Arrow Electronics, Inc. (a)	44,780	1,442,812
Avnet, Inc. (a)	48,404	1,319,493
Cogent, Inc. (a)	1,824	18,495
Flextronics International Ltd. (a)	131,670	1,175,813
Ingram Micro, Inc. Class A (a)	15,400	283,822
Itron, Inc. (a)	4,187	386,586
Tyco Electronics Ltd.	28,712	951,516
		6,916,363
Internet Software & Services - 0.9%
Google, Inc. Class A (sub. vtg.) (a)	100	47,375
VeriSign, Inc. (a)	17,702	576,023
Yahoo!, Inc. (a)	31,900	634,491
		1,257,889
IT Services - 1.9%
Accenture Ltd. Class A	4,600	192,096
Lender Processing Services, Inc. (a)	2,657	88,611
NeuStar, Inc. Class A (a)	5,300	111,194
The Western Union Co.	50,632	1,399,468
Unisys Corp. (a)	113,170	417,597
Visa, Inc.	6,300	460,278
		2,669,244
Office Electronics - 1.2%
Xerox Corp.	121,570	1,658,215
Semiconductors & Semiconductor Equipment - 4.3%
Applied Materials, Inc.	46,000	796,720
ASML Holding NV (NY Shares)	28,155	641,652
Atmel Corp. (a)	77,900	274,987
Fairchild Semiconductor International, Inc. (a)	97,790	1,188,149
Integrated Device Technology, Inc. (a)	37,400	374,748
Lam Research Corp. (a)	2,700	88,803
LSI Corp. (a)	27,300	189,462
Maxim Integrated Products, Inc.	18,100	355,484
MKS Instruments, Inc. (a)	13,352	275,051
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - continued
National Semiconductor Corp.	69,700	$ 1,460,215
Standard Microsystems Corp. (a)	10,853	287,822
Varian Semiconductor Equipment Associates, Inc. (a)	9,500	277,590
		6,210,683
Software - 1.1%
Electronic Arts, Inc. (a)	19,900	859,282
Fair Isaac Corp.	7,379	164,257
Misys PLC	49,082	165,388
Parametric Technology Corp. (a)	11,600	224,692
THQ, Inc. (a)	5,940	90,169
		1,503,788
TOTAL INFORMATION TECHNOLOGY		23,393,280
MATERIALS - 3.1%
Chemicals - 1.3%
Albemarle Corp.	12,323	479,734
Arkema sponsored ADR	3,600	184,680
Chemtura Corp.	94,604	616,818
FMC Corp.	1,300	96,681
Georgia Gulf Corp. (d)	4,600	13,340
H.B. Fuller Co.	13,600	340,000
W.R. Grace & Co. (a)	5,100	131,427
		1,862,680
Containers & Packaging - 0.7%
Ball Corp.	9,400	419,052
Owens-Illinois, Inc. (a)	9,215	389,242
Rock-Tenn Co. Class A	6,099	216,819
		1,025,113
Metals & Mining - 1.1%
Alcoa, Inc.	20,170	680,738
Barrick Gold Corp.	3,100	131,285
Eldorado Gold Corp. (a)	6,900	56,340
Goldcorp, Inc.	900	33,535
Lihir Gold Ltd. (a)	50,664	129,765
Newcrest Mining Ltd.	6,733	186,907
Common Stocks - continued
	Shares	Value
MATERIALS - continued
Metals & Mining - continued
Newmont Mining Corp.	1,300	$ 62,348
Randgold Resources Ltd. sponsored ADR	4,200	214,956
		1,495,874
TOTAL MATERIALS		4,383,667
TELECOMMUNICATION SERVICES - 2.1%
Diversified Telecommunication Services - 1.6%
AT&T, Inc.	12,200	375,882
Cbeyond, Inc. (a)	1,766	30,340
CenturyTel, Inc.	160	5,950
Cincinnati Bell, Inc. (a)	53,987	210,549
Embarq Corp.	6,800	311,236
Qwest Communications International, Inc.	164,800	631,184
Telefonica SA sponsored ADR	800	62,264
Verizon Communications, Inc.	17,640	600,466
Vimpel Communications sponsored ADR	1,900	47,937
		2,275,808
Wireless Telecommunication Services - 0.5%
Crown Castle International Corp. (a)	6,800	259,760
Sprint Nextel Corp.	60,600	493,284
		753,044
TOTAL TELECOMMUNICATION SERVICES		3,028,852
UTILITIES - 8.0%
Electric Utilities - 5.0%
Allegheny Energy, Inc.	25,300	1,224,520
American Electric Power Co., Inc.	12,900	509,550
Edison International	17,060	824,680
Entergy Corp.	10,970	1,172,912
Exelon Corp.	5,750	452,065
FirstEnergy Corp.	11,900	875,245
FPL Group, Inc.	10,100	651,753
PPL Corp.	29,188	1,370,668
		7,081,393
Independent Power Producers & Energy Traders - 2.2%
AES Corp. (a)	27,930	450,790
Constellation Energy Group, Inc.	11,100	923,076
Common Stocks - continued
	Shares	Value
UTILITIES - continued
Independent Power Producers & Energy Traders - continued
NRG Energy, Inc. (a)	28,700	$ 1,041,523
Reliant Energy, Inc. (a)	42,110	762,612
		3,178,001
Multi-Utilities - 0.8%
CMS Energy Corp.	15,400	207,900
Public Service Enterprise Group, Inc.	22,000	919,600
Sempra Energy	1,000	56,160
		1,183,660
TOTAL UTILITIES		11,443,054
TOTAL COMMON STOCKS (Cost $163,427,341)		138,062,966
Preferred Stocks - 1.1%

Convertible Preferred Stocks - 1.0%
FINANCIALS - 1.0%
Capital Markets - 0.4%
Legg Mason, Inc. 7.00%	3,800	150,902
Lehman Brothers Holdings, Inc.:
Series P, 7.25%	500	325,000
Series Q, 8.75%	200	132,505
		608,407
Commercial Banks - 0.2%
Huntington Bancshares, Inc. 8.50%	400	311,976
Diversified Financial Services - 0.2%
CIT Group, Inc. Series C, 8.75%	1,300	60,996
Citigroup, Inc. Series T, 6.50%	3,417	149,921
		210,917
Thrifts & Mortgage Finance - 0.2%
Fannie Mae 8.75%	9,600	232,800
TOTAL FINANCIALS		1,364,100
Preferred Stocks - continued
	Shares	Value
Nonconvertible Preferred Stocks - 0.1%
FINANCIALS - 0.1%
Thrifts & Mortgage Finance - 0.1%
Fannie Mae Series S, 8.25%	5,088	$ 85,428
Freddie Mac Series Z, 8.375%	4,935	83,648
		169,076
TOTAL PREFERRED STOCKS (Cost $2,200,093)		1,533,176
Investment Companies - 0.2%

Ares Capital Corp. (Cost $509,327)	32,570	372,275
Money Market Funds - 15.3%

Fidelity Cash Central Fund, 2.35% (b)	2,556,671	2,556,671
Fidelity Securities Lending Cash Central Fund, 2.37% (b)(c)	19,270,538	19,270,538
TOTAL MONEY MARKET FUNDS (Cost $21,827,209)		21,827,209
TOTAL INVESTMENT PORTFOLIO - 113.3% (Cost $187,963,970)		161,795,626
NET OTHER ASSETS - (13.3)%		(19,041,380)
NET ASSETS - 100%		$ 142,754,246
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $47,464 or 0.0% of net assets.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 36,311
Fidelity Securities Lending Cash Central Fund	140,895
Total	$ 177,206
Income Tax Information

At July 31, 2008, the aggregate cost of investment securities for income tax purposes was $188,271,175. Net unrealized depreciation aggregated $26,475,549, of which $12,343,417 related to appreciated investment securities and $38,818,966 related to depreciated investment securities.

Investment Valuation

Investments are valued as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. Wherever possible, the Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value calculation under these procedures may differ from published prices for the same securities.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Advisor Series I's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Advisor Series I

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	September 29, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	September 29, 2008
By:	/s/Jeffrey Christian
Jeffrey Christian
Chief Financial Officer

Date:	September 29, 2008